UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:     811-09439

Strategic Partners Style Specific Funds

(Exact name of registrant as specified in charter)

Gateway Center 3, 100 Mulberry Street, Newark, New Jersey	07102

(Address of principal executive offices)	(Zip code)

Lori E. Bostrom

Gateway Center 3,

100 Mulberry Street,

Newark, New Jersey 07102

(Name and address of agent for service)

Registrant’s telephone number, including area code: 973-367-1495

Date of fiscal year end: 7/31/2004

Date of reporting period: 1/31/2004

Item 1 – Reports to Stockholders – [ INSERT REPORT ]

SEMIANNUAL REPORT

JANUARY 31, 2004

STRATEGIC PARTNERS

STYLE SPECIFIC FUNDS

STRATEGIC PARTNERS

Large Capitalization Growth Fund

OBJECTIVE

Seeks long-term capital appreciation

STRATEGIC PARTNERS

Large Capitalization Value Fund

OBJECTIVE

Seeks total return consisting of capital appreciation and dividend income

STRATEGIC PARTNERS

Small Capitalization Growth Fund

OBJECTIVE

Seeks maximum capital appreciation

STRATEGIC PARTNERS

Small Capitalization Value Fund

OBJECTIVE

Seeks above-average capital appreciation

STRATEGIC PARTNERS

International Equity Fund

OBJECTIVE

Seeks capital appreciation

(Note: On March 5, 2004, this fund merged into Strategic Partners International Value Fund)

STRATEGIC PARTNERS

Total Return Bond Fund

OBJECTIVE

Seeks total return consisting of current income and capital appreciation

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Funds’ portfolio holdings are for the period covered by this report and are subject to change therafter.

STRATEGIC PARTNERS STYLE SPECIFIC FUNDS

* At the close of business on March 5, 2004, Strategic Partners International Equity Fund merged into Strategic Partners International Value Fund. Former shareholders of Class A, B, or C shares of Strategic Partners International Equity Fund acquired shares of equivalent value in the same class of Strategic Partners International Value Fund.

Dear Shareholder,

March 22, 2004

The stock market slowed in the first quarter of 2004 following its particularly strong performance in 2003, and though the economy appeared sound, some investors still seemed to be watching developments from the sidelines. Given the unsettled global political climate and sluggish job growth in the United States, we can understand that some investors may want to remain cautious. For those with long-term goals, however, keeping assets in short-term savings and money market accounts may be a losing proposition as meager yields will be eroded by taxes, and even low annual inflation will reduce purchasing power. A broadly diversified asset allocation can help protect you against inflation and increase your chances of participating in economic growth.

We recommend that you develop a diversified asset allocation strategy in consultation with a financial professional who knows you and who understands your reasons for investing, the time you have to reach your goals, and the amount of risk you are comfortable assuming. Strategic Partners mutual funds offer a wide range of investment choices, and your financial professional can help you choose the appropriate funds to implement your strategy.

Whether you are investing for your retirement, your children’s education, or some other purpose, Strategic Partners mutual funds offer the resources and professional discipline of leading asset management firms. Our team of experienced analysts selects firms that are widely respected by institutional and individual investors. These firms have established track records in the specific asset classes and management styles they offer in Strategic Partners funds. Our analysts continue to monitor their performance and their adherence to the investment processes that earned them their reputations.

Thank you for your confidence in Strategic Partners mutual funds.

Sincerely,

Judy A. Rice, President

Strategic Partners Style Specific Funds

Strategic Partners Style Specific Funds	1

Source: Lipper Inc. The chart above shows returns for the six months ended January 31, 2004, of various securities indexes that are generally considered representative of the market sectors in which the funds may invest. The performance cited does not represent the performance of any of the Strategic Partners Style Specific Funds. Past performance is not indicative of future results. Investors cannot invest directly in an index.

The Russell 1000 Value Index contains those securities in the Russell 1000 Index with a below-average growth orientation. Companies in this index generally have low price-to-book and price-to-earnings ratios, higher dividend yields, and lower forecasted growth values.

The Russell 1000 Growth Index contains those securities in the Russell 1000 Index with an above-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-to-earnings ratios, lower dividend yields, and higher forecasted growth rates.

The Russell 2000 Value Index contains those securities in the Russell 2000 Index with a below-average growth orientation. Companies in this index generally have low price-to-book and price-to-earnings ratios, higher dividend yields, and lower forecasted growth values.

The Russell 2000 Growth Index contains those securities in the Russell 2000 Index with an above-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-to-earnings ratios, lower dividend yields, and higher forecasted growth values.

The Morgan Stanley Capital International Europe, Australasia, and Far East Index (MSCI EAFE Index) is an unmanaged, weighted index that reflects stock price movements in Europe, Australasia, and the Far East. It gives a broad look at how foreign stock prices have performed.

The Lehman Brothers Aggregate Bond Index is an unmanaged index of investment-grade securities issued by the U.S. government and its agencies, and by corporations with between 1 and 10 years remaining to maturity. It gives a broad look at how short- and intermediate-term bonds have performed.

The Lehman Brothers U.S. Corporate High Yield Index is an unmanaged index of fixed-rate, noninvestment-grade debt securities with at least one year remaining to maturity. The Lehman Brothers U.S. Corporate High Yield Index gives a broad look at how high yield (“junk”) bonds have performed.

2	Visit our website at www.strategicpartners.com

Fund Performance

JANUARY 31, 2004	SEMIANNUAL REPORT

Strategic Partners Style Specific Funds

Your Fund’s Performance

Strategic Partners Large Capitalization Growth Fund

Fund objective

The Strategic Partners Large Capitalization Growth Fund, managed by Columbus Circle Investors LLC and Oak Associates, Ltd., has long-term capital appreciation as its investment objective. There can be no assurance that the Fund will achieve its investment objective.

Cumulative Total Returns[1] as of 1/31/04
	Six Months	One Year	Three Years	Since Inception[2]
Class A	14.96%	44.25%	–35.48%	–24.70%

Class B	14.44	42.94	–36.94	–27.10

Class C	14.44	42.94	–36.94	–27.10

S&P 500 Index[3]	15.22	34.55	–13.12	–11.66

Russell 1000 Growth Index[4]	14.23	35.69	–28.93	–31.42

Lipper Large-Cap Core Funds Avg.[5]	13.40	30.96	–18.97	–15.45

Average Annual Total Returns[1] as of 12/31/03
		One Year	Three Years	Since Inception[2]
Class A		30.71%	–14.92%	–8.36%

Class B		31.80	–14.94	–8.12

Class C		34.44	–14.36	–8.12

S&P 500 Index[3]		28.67	–4.05	–3.35

Russell 1000 Growth Index[4]		29.75	–9.36	–9.10

Lipper Large-Cap Core Funds Avg.[5]		25.59	–6.59	–4.48

Past performance is not indicative of future results. Principal value and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. 1Source: Prudential Investments LLC and Lipper Inc. The cumulative total returns do not take into account applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total return performance quoted. The average annual total returns do take into account applicable sales charges. Without a distribution and service (12b-1) fee waiver of 0.05% for Class A shares, the returns would have been lower. During the six months ended January 31, 2004, the Fund charged a maximum front-end sales charge of 5% for Class A shares and a 12b-1 fee of up to 0.30% annually. Effective March 15, 2004, Class A shares are subject to a maximum front-end sales charge of 5.50%, a 12b-1 fee of up to 0.30% annually, and all investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%. Class B shares are subject to a declining CDSC of 5%, 4%, 3%, 2%, 1%, and 1% respectively for the first six years after purchase and a 12b-1 fee of 1% annually. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. During the six months ended January 31, 2004, Class C shares were subject to a front-end sales charge of 1%, a CDSC of 1% for shares redeemed within 18 months of purchase, and a 12b-1 fee of 1% annually. Class C shares purchased on or after February 2, 2004 are not subject to a front-end sales charge, the CDSC of 1% for Class C shares purchased on or after that date will apply for 12 months from the date of purchase, and the annual 12b-1 fee will remain 1%. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. 2Inception date: 11/3/99. 3The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged

4	Visit our website at www.strategicpartners.com

index of 500 stocks of large U.S. public companies. It gives a broad look at how stock prices in the United States have performed. 4The Russell 1000 Growth Index contains those securities in the Russell 1000 Index with an above-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-to-earnings ratios, lower dividend yields, and higher forecasted growth rates. Investors cannot invest directly in an index. 5The Lipper Large-Cap Core Funds Average (Lipper Average) represents returns based on the average return of all funds in the Lipper Large-Cap Core Funds category for the periods noted. Funds in the Lipper Average invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Large-cap core funds have more latitude in the companies in which they invest. These funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared with the S&P 500 Index. The returns for the S&P 500 Index and the Russell 1000 Growth Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Five Largest Holdings—Combined Portfolios expressed as a percentage of net assets as of 1/31/04
Cisco Systems, Inc., Computers & Business Equipment	8.8%

Xilinx, Inc., Semiconductors & Equipment	4.7

Applied Materials, Inc., Semiconductors & Equipment	4.1

Citigroup, Inc., Banks	4.0

Maxim Integrated Products, Inc., Semiconductors & Equipment	3.9

Holdings are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 1/31/04
Semiconductors & Equipment	18.5%

Drugs & Healthcare	13.9

Computer Software & Services	11.9

Computers & Business Equipment	10.4

Retail	6.7

Industry weightings are subject to change.

Strategic Partners Style Specific Funds	5

Your Fund’s Performance

Strategic Partners Large Capitalization Value Fund

Fund objective

The Strategic Partners Large Capitalization Value Fund, managed by J.P. Morgan Investment Management, Inc. and Hotchkis and Wiley Capital Management, LLC, has total return consisting of capital appreciation and dividend income as its investment objective. There can be no assurance that the Fund will achieve its investment objective.

Cumulative Total Returns[1] as of 1/31/04
	Six Months	One Year	Three Years	Since Inception[2]
Class A	18.53%	41.25% (41.02)	16.61% (16.13)	26.25% (25.63)

Class B	18.04	40.16 (39.92)	14.07 (13.59)	22.23 (21.62)

Class C	18.01	40.29 (40.05)	14.04 (13.57)	22.20 (21.59)

S&P 500 Index[3]	15.22	34.55	–13.12	–11.66

Russell 1000 Value Index[4]	16.86	35.60	5.13	12.59

Lipper Multi-Cap Value Funds Avg.[5]	17.27	36.43	4.71	23.90

Average Annual Total Returns[1] as of 12/31/03
		One Year	Three Years	Since Inception[2]
Class A		28.88% (28.67)	3.62% (3.48)	4.20% (4.07)

Class B		29.81 (29.58)	3.71 (3.56)	4.48 (4.35)

Class C		32.43 (32.21)	4.27 (4.13)	4.43 (4.30)

S&P 500 Index[3]		28.67	–4.05	–3.35

Russell 1000 Value Index[4]		30.03	1.22	2.46

Lipper Multi-Cap Value Funds Avg.[5]		30.80	1.83	4.72

Past performance is not indicative of future results. Principal value and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. 1Source: Prudential Investments LLC and Lipper Inc. The cumulative total returns do not take into account applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total return performance quoted. The average annual total returns do take into account applicable sales charges. Without a distribution and service (12b-1) fee waiver of 0.05% for Class A shares, the returns would have been lower. During the six months ended January 31, 2004, the Fund charged a maximum front-end sales charge of 5% for Class A shares and a 12b-1 fee of up to 0.30% annually. Effective March 15, 2004, Class A shares are subject to a maximum front-end sales charge of 5.50%, a 12b-1 fee of up to 0.30% annually, and all investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%. Class B shares are subject to a declining CDSC of 5%, 4%, 3%, 2%, 1%, and 1% respectively for the first six years after purchase and a 12b-1 fee of 1% annually. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. During the period ended January 31, 2004, Class C shares were subject to a front-end sales charge of 1%, a CDSC of 1% for shares redeemed within 18 months of purchase, and a 12b-1 fee of 1% annually. Class C shares purchased on or after February 2, 2004 are not subject to a front-end sales charge, the CDSC of 1% for Class C shares purchased on or after that date will apply for 12 months from the date of purchase, and the annual 12b-1 fee will remain 1%. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay

6	Visit our website at www.strategicpartners.com

on Fund distributions or following the redemption of Fund shares. The Fund’s manager has agreed to voluntarily limit the net annual operating expenses, exclusive of 12b-1 fees, for the fiscal year ending July 31,2004. Without this waiver of fees and/or expense subsidization, the Fund’s returns would have been lower, as indicated in parentheses. 2Inception date: 11/3/99. 3The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of 500 stocks of large U.S. public companies. It gives a broad look at how stock prices in the United States have performed. 4The Russell 1000 Value Index contains those securities in the Russell 1000 Index with a below-average growth orientation. Companies in this index generally have low price-to-book and price-to-earnings ratios, higher dividend yields, and lower forecasted growth values. Investors cannot invest directly in an index. 5The Lipper Multi-Cap Value Funds Average (Lipper Average) represents returns based on the average return of all funds in the Lipper Multi-Cap Value Funds category for the periods noted. Funds in the Lipper Average invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-cap funds typically have between 25% and 75% of their assets invested in companies with market capitalizations (on a three-year weighted basis) above 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Multi-cap value funds typically have a below-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared with the S&P SuperComposite 1500 Index. The returns for the S&P 500 Index and the Russell 1000 Value Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Five Largest Holdings—Combined Portfolios expressed as a percentage of net assets as of 1/31/04
Altria Group, Inc., Tobacco	3.7%

Allstate Corp., Insurance	2.8

Metlife, Inc., Insurance	2.7

Sears, Roebuck & Co., Retailing	2.6

Electronic Data Systems Corp., IT Services	2.4

Holdings are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 1/31/04
Insurance	11.0%

Financial Services	9.1

Commercial Banks	7.8

Electric Utilities	6.7

Retailing	6.7

Industry weightings are subject to change.

Strategic Partners Style Specific Funds	7

Your Fund’s Performance

Strategic Partners Small Capitalization Growth Fund

Fund objective

The Strategic Partners Small Capitalization Growth Fund, managed by Westcap Investors, LLC and RS Investment Management, L.P., has maximum capital appreciation as its investment objective. There can be no assurance that the Fund will achieve its investment objective.

Cumulative Total Returns[1] as of 1/31/04
	Six Months	One Year	Three Years	Since Inception[2]
Class A	17.09% (16.94)	43.04% (42.12)	–26.80% (–28.12)	–14.27% (–15.80)

Class B	16.69 (16.36)	41.92 (40.98)	–28.44 (–29.76)	–17.04 (–18.57)

Class C	16.69 (16.36)	41.92 (40.98)	–28.44 (–29.76)	–17.04 (–18.57)

Russell 2000 Index[3]	22.67	58.03	19.02	43.25

Russell 2000 Growth Index[4]	21.81	60.71	–8.44	–0.15

Lipper Small-Cap Growth Funds Avg.[5]	20.74	54.84	–6.53	18.25

Average Annual Total Returns[1] as of 12/31/03
		One Year	Three Years	Since Inception[2]
Class A		26.10% (25.25)	–13.20% (–13.75)	–5.98% (–6.41)

Class B		26.74 (25.83)	–13.23 (–13.81)	–5.74 (–6.19)

Class C		29.44 (29.44)	–12.64 (–13.21)	–5.76 (–6.21)

Russell 2000 Index[3]		47.25	6.27	7.90

Russell 2000 Growth Index[4]		48.54	–2.03	–1.26

Lipper Small-Cap Growth Funds Avg.[5]		44.36	–3.45	2.01

Past performance is not indicative of future results. Principal value and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. 1Source: Prudential Investments LLC and Lipper Inc. The cumulative total returns do not take into account applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total return performance quoted. The average annual total returns do take into account applicable sales charges. Without a distribution and service (12b-1) fee waiver of 0.05% for Class A shares, the returns would have been lower. During the six months ended January 31, 2004, the Fund charged a maximum front-end sales charge of 5% for Class A shares and a 12b-1 fee of up to 0.30% annually. Effective March 15, 2004, Class A shares are subject to a maximum front-end sales charge of 5.50%, a 12b-1 fee of up to 0.30% annually, and all investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%. Class B shares are subject to a declining CDSC of 5%, 4%, 3%, 2%, 1%, and 1% respectively for the first six years after purchase and a 12b-1 fee of 1% annually. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. During the six months ended January 31, 2004, Class C shares were subject to a front-end sales charge of 1%, a CDSC of 1% for shares redeemed within 18 months of purchase, and a 12b-1 fee of 1% annually. Class C shares purchased on or after February 2, 2004 are not subject to a front-end sales charge, the CDSC of 1% for Class C shares purchased on or after that date will apply for 12 months from the date of purchase, and the annual 12b-1 fee will remain 1%. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The Fund’s manager has agreed to voluntarily

8	Visit our website at www.strategicpartners.com

limit the net annual operating expenses, exclusive of 12b-1 fees, for the fiscal year ending July 31, 2004. Without this waiver of fees and/or expense subsidization, the Fund’s returns would have been lower, as indicated in parentheses. 2Inception date: 11/3/99. 3The Russell 2000 Index is an unmanaged index of the 2,000 smallest U.S. companies included in the Russell 3000 Index. It gives a broad look at how stock prices of smaller companies have performed. 4The Russell 2000 Growth Index contains those securities in the Russell 2000 Index with an above-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-to-earnings ratios. Investors cannot invest directly in an index. 5The Lipper Small-Cap Growth Funds Average (Lipper Average) represents returns based on the average return of all funds in the Lipper Small-Cap Growth Funds category for the periods noted. Funds in the Lipper Average invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 250% of the dollar-weighted median of the smallest 500 of the middle 1,000 securities of the Standard & Poor’s (S&P) SuperComposite 1500 Index. Small-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared with the S&P SmallCap 600 Index. The returns for the Russell 2000 Index and the Russell 2000 Growth Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Five Largest Holdings—Combined Portfolios expressed as a percentage of net assets as of 1/31/04
Jeffries Group, Inc., Financial Services	1.7%

Valuevision Media, Inc., Media	1.7

Benchmark Electronics, Inc., Electronics & Electronic Components	1.5

Avocent Corp., Computer & Business Equipment	1.4

Emulex Corp., Computer & Business Equipment	1.3

Holdings are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 1/31/04
Media	6.6%

Semiconductors & Semiconductor Equipment	6.4

Financial Services	5.7

Software	5.6

Electronics & Electronic Components	5.3

Industry weightings are subject to change.

Strategic Partners Style Specific Funds	9

Your Fund’s Performance

Strategic Partners Small Capitalization Value Fund

Fund objective

The Strategic Partners Small Capitalization Value Fund, managed by EARNEST Partners, LLC and NFJ Investment Group L.P., has above-average capital appreciation as its investment objective. There can be no assurance that the Fund will achieve its investment objective.

Cumulative Total Returns[1] as of 1/31/04
	Six Months	One Year	Three Years	Since Inception[2]
Class A	24.69%	52.15%	50.62% (50.42)	92.34% (91.84)

Class B	24.34	51.13	47.37 (47.17)	86.42 (85.91)

Class C	24.34	51.13	47.37 (47.17)	86.42 (85.91)

Russell 2000 Index[3]	22.67	58.03	19.02	43.25

Russell 2000 Value Index[4]	23.53	55.45	48.48	94.17

Lipper Small-Cap Core Funds Avg.[5]	22.63	53.76	26.26	69.03

Average Annual Total Returns[1] as of 12/31/03
		One Year	Three Years	Since Inception[2]
Class A		38.17%	13.01% (12.94)	15.24% (15.16)

Class B		39.37	13.34 (13.26)	15.65 (15.57)

Class C		41.93	13.73 (13.65)	15.52 (15.44)

Russell 2000 Index[3]		47.25	6.27	7.90

Russell 2000 Value Index[4]		46.03	13.83	16.31

Lipper Small-Cap Core Funds Avg.[5]		44.24	8.18	11.95

Past performance is not indicative of future results. Principal value and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. 1Source: Prudential Investments LLC and Lipper Inc. The cumulative total returns do not take into account applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total return performance quoted. The average annual total returns do take into account applicable sales charges. Without a distribution and service (12b-1) fee waiver of 0.05% for Class A shares, the returns would have been lower. During the six months ended January 31, 2004, the Fund charged a maximum front-end sales charge of 5% for Class A shares and a 12b-1 fee of up to 0.30% annually. Effective March 15, 2004, Class A shares are subject to a maximum front-end sales charge of 5.50%, a 12b-1 fee of up to 0.30% annually, and all investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%. Class B shares are subject to a declining CDSC of 5%, 4%, 3%, 2%, 1%, and 1% respectively for the first six years after purchase and a 12b-1 fee of 1% annually. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. During the six months ended January 31, 2004, Class C shares were subject to a front-end sales charge of 1%, a CDSC of 1% for shares redeemed within 18 months of purchase, and a 12b-1 fee of 1% annually. Class C shares purchased on or after February 2, 2004 are not subject to a front-end sales charge, the CDSC of 1% for Class C shares purchased on or after that date will apply for 12 months from the date of purchase, and the annual 12b-1 fee will remain 1%. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The Fund’s manager has agreed to voluntarily

10	Visit our website at www.strategicpartners.com

limit the net annual operating expenses, exclusive of 12b-1 fees, for the fiscal year ending July 31, 2004. Without this waiver of fees and/or expense subsidization, the Fund’s returns would have been lower, as indicated in parentheses. 2Inception date: 11/3/99. 3The Russell 2000 Index is an unmanaged index of the 2,000 smallest U.S. companies included in the Russell 3000 Index. It gives a broad look at how stock prices of smaller companies have performed. 4The Russell 2000 Value Index contains those securities in the Russell 2000 Index with a below-average growth orientation. Companies in this index generally have low price-to-book and price-to-earnings ratios, higher dividend yields, and lower forecasted growth values. Investors cannot invest directly in an index. 5The Lipper Small-Cap Core Funds Average (Lipper Average) represents returns based on the average return of all funds in the Lipper Small-Cap Core Funds category for the periods noted. Funds in the Lipper Average invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 250% of the dollar-weighted median of the smallest 500 of the middle 1,000 securities of the Standard & Poor’s (S&P) SuperComposite 1500 Index. Small-cap core funds have more latitude in the companies in which they invest. These funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared with the S&P SmallCap 600 Index. The returns for the Russell 2000 Index and the Russell 2000 Value Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Five Largest Holdings—Combined Portfolios expressed as a percentage of net assets as of 1/31/04
Harman International Industries, Inc., Household Durables	2.6%

Cooper Companies, Inc., Drugs & Healthcare	1.8

Hovnanian Enterprises, Inc. (Class A shares), Homebuilders	1.8

American Tower Corp. (Class A shares), Telecommunications	1.7

Administaff, Inc., Business Services	1.7

Holdings are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 1/31/04
Drugs & Healthcare	9.7%

Oil & Gas Exploration & Production	5.7

Real Estate Investment Trusts	5.7

Financial Services	5.4

Banks & Savings & Loans	5.1

Industry weightings are subject to change.

Strategic Partners Style Specific Funds	11

Your Fund’s Performance

Strategic Partners International Equity Fund

The Strategic Partners International Equity Fund, managed by Lazard Asset Management LLC, merged into Strategic Partners International Value Fund on March 5, 2004.

Cumulative Total Returns[1] as of 1/31/04
	Six Months	One Year	Three Years	Since Inception[2]
Class A	20.25% (20.11)	38.55% (37.71)	–12.23% (–14.15)	–17.14% (–19.06)

Class B	19.76 (19.61)	37.36 (36.51)	–14.15 (–16.07)	–19.64 (–21.55)

Class C	19.94 (19.79)	37.60 (36.74)	–14.15 (–16.07)	–19.64 (–21.55)

MSCI EAFE Index[3]	25.35	46.67	–7.14	–10.17

Lipper International Funds Avg.[4]	23.39	42.87	–9.54	–5.66

Average Annual Total Returns[1] as of 12/31/03
		One Year	Three Years	Since Inception[2]
Class A		22.58% (21.67)	–6.61% (–7.30)	–5.95% (–6.48)

Class B		23.25 (22.27)	–6.58 (–7.32)	–5.66 (–6.22)

Class C		25.81 (24.85)	–5.98 (–6.70)	–5.69 (–6.24)

MSCI EAFE Index[3]		38.59	–2.91	–2.87

Lipper International Funds Avg.[4]		34.74	–3.97	–2.25

Past performance is not indicative of future results. Principal value and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. 1Source: Prudential Investments LLC and Lipper Inc. The cumulative total returns do not take into account applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total return performance quoted. The average annual total returns do take into account applicable sales charges. Without a distribution and service (12b-1) fee waiver of 0.05% for Class A shares, the returns would have been lower. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Without waiver of fees and/or expense subsidization, the Fund’s returns would have been lower, as indicated in parentheses. 2Inception date: 11/3/99. 3The Morgan Stanley Capital International Europe, Australasia, and Far East Index (MSCI EAFE Index) is an unmanaged, weighted index that reflects stock price movements in Europe, Australasia, and the Far East. It gives a broad look at how foreign stock prices have performed. Investors cannot invest directly in an index. 4The Lipper International Funds Average (Lipper Average) represents returns based on an average return of all funds in the Lipper International Funds category. Funds in the Lipper Average invest their assets in securities with primary trading markets outside of the United States. The returns for the MSCI EAFE Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

12	Visit our website at www.strategicpartners.com

Five Largest Holdings expressed as a percentage of net assets as of 1/31/04
Vodafone Airtouch PLC, Telecommunications	3.7%

HSBC Holdings PLC, Financial Services	3.6

Nokia Oyj, Electronics	3.4

Total SA, Oil & Gas Exploration & Production	3.1

GlaxoSmithKline PLC, Pharmaceuticals	2.8

Holdings are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 1/31/04
Banks	20.6%

Telecommunications	12.6

Oil & Gas Exploration & Production	11.2

Financial Services	7.0

Electronics	5.7

Industry weightings are subject to change.

Geographic Concentration expressed as a percentage of net assets as of 1/31/04
United Kingdom	27.6%

Other Continental Europe (ex.-U.K.)	20.5

Japan	18.7

France	11.2

Switzerland	9.3

Netherlands	8.0

Pacific Basin (ex.-Japan)	3.6

United States	1.5

Australia	1.4

Liabilities in excess of other assets	–1.8

Concentration is subject to change.

Strategic Partners Style Specific Funds	13

Your Fund’s Performance

Strategic Partners Total Return Bond Fund

Fund objective

The Strategic Partners Total Return Bond Fund, managed by Pacific Investment Management Company LLC (PIMCO), has total return consisting of current income and capital appreciation as its investment objective. There can be no assurance that the Fund will achieve its investment objective.

Cumulative Total Returns[1] as of 1/31/04
	Six Months	One Year	Three Years	Since Inception[2]
Class A	5.25% (5.15)	6.13% (6.03)	23.72% (23.37)	37.13% (36.61)

Class B	4.99 (4.89)	5.60 (5.50)	21.90 (21.55)	34.30 (33.79)

Class C	4.98 (4.88)	5.60 (5.50)	21.90 (21.55)	34.30 (33.79)

Lehman Aggregate Bond Index[3]	4.49	4.85	23.45	39.38

Lehman Government/Credit Index[4]	4.76	5.62	25.15	41.38

Lipper Corporate Debt BBB-Rated Funds Avg.[5]	6.03	8.63	23.70	37.85

Average Annual Total Returns[1] as of 12/31/03
		One Year	Three Years	Since Inception[2]
Class A		1.91% (1.82)	6.01% (5.91)	6.66% (6.59)

Class B		0.68 (0.58)	6.05 (5.94)	6.99 (6.92)

Class C		3.59 (3.49)	6.57 (6.47)	6.93 (6.85)

Lehman Aggregate Bond Index[3]		4.10	7.57	8.09

Lehman Government/Credit Index[4]		4.67	8.04	8.43

Lipper Corporate Debt BBB-Rated Funds Avg.[5]		8.23	7.79	7.71

Past performance is not indicative of future results. Principal value and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. 1Source: Prudential Investments LLC and Lipper Inc. The cumulative total returns do not take into account applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total return performance quoted. The average annual total returns do take into account applicable sales charges. Without a distribution and service (12b-1) fee waiver of 0.05% for Class A shares, the returns would have been lower. During the six months ended January 31, 2004, the Fund charged a maximum front-end sales charge of 4% for Class A shares and a 12b-1 fee of up to 0.30% annually. Effective March 15, 2004, Class A shares are subject to a maximum front-end sales charge of 4.50%, a 12b-1 fee of up to 0.30% annually, and all investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%. Class B shares are subject to a declining CDSC of 5%, 4%, 3%, 2%, 1%, and 1% respectively for the first six years after purchase and a 12b-1 fee of 1% annually. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. During the six months ended January 31, 2004, Class C shares were subject to a front-end sales charge of 1%, a CDSC of 1% for shares redeemed within 18 months of purchase, and a 12b-1 fee of 1% annually. Class C shares

14	Visit our website at www.strategicpartners.com

purchased on or after February 2, 2004 are not subject to a front-end sales charge, the CDSC of 1% for Class C shares purchased on or after that date will apply for 12 months from the date of purchase, and the annual 12b-1 fee will remain 1%. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The Fund’s manager has agreed to voluntarily limit the net annual operating expenses, exclusive of 12b-1 fees, for the fiscal year ending July 31, 2004. Without this waiver of fees and/or expense subsidization, the Fund’s total returns would have been lower, as indicated in parentheses. 2Inception date: 11/3/99. 3The Lehman Aggregate Bond Index is an unmanaged index of investment-grade securities issued by the U.S. government and its agencies, and by corporations with between 1 and 10 years remaining to maturity. It gives a broad look at how short- and intermediate-term bonds have performed. 4The Lehman Government/Credit Index is an unmanaged index of publicly traded intermediate- and long-term government and corporate debt with an average maturity of 10 years. It gives a broad look at how bond prices have performed. 5The Lipper Corporate Debt BBB-Rated Funds Average (Lipper Average) represents returns based on the average return of all funds in the Lipper Corporate Debt BBB-Rated Funds category. Funds in the Lipper Average invest primarily in corporate and government debt issues rated in the top four grades. The returns for the Lehman Aggregate Bond Index and the Lehman Government/Credit Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Portfolio Composition expressed as a percentage of total investments as of 1/31/04
Government Agency and Securities	45.8%

Commercial Paper	19.6

Mortgage-Backed Securities	9.3

Foreign Government Obligations	7.9

Municipals	7.1

U.S. Corporate Bonds	6.1

Asset-Backed Securities	2.2

Cash & Equivalents	1.3

Certificates of Deposit	0.7

Portfolio composition is subject to change.

Five Largest Issuers expressed as a percentage of total investments as of 1/31/04
United States Treasury	34.2%

Federal National Mortgage Assn.	14.2

Federal Home Loan Mortgage Corp.	5.2

Shell Finance PLC	2.9

HBOS Treasury Services	2.8

Industry weightings are subject to change.

Strategic Partners Style Specific Funds	15

This Page Intentionally Left Blank

SEMIANNUAL REPORT

JANUARY 31, 2004

STRATEGIC PARTNERS

LARGE CAPITALIZATION GROWTH FUND

PORTFOLIO OF INVESTMENTS

Portfolio of Investments

as of January 31, 2004 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 97.5%

COMMON STOCKS

Banks 5.7%

96,500	Citigroup, Inc.	$4,774,820
49,000	J.P. Morgan Chase & Co.	1,905,610

		6,680,430

Communications Equipment 1.7%

79,000	Corning, Inc.(a)	1,020,680
61,500	Motorola, Inc.	1,019,670

		2,040,350

Computer Software & Services 11.9%

61,700	Advent Software, Inc.(a)	1,163,045
256,800	EMC Corp.(a)	3,605,472
162,200	Microsoft Corp.	4,484,830
104,500	Oracle Corp.(a)	1,443,145
104,000	VERITAS Software Corp.(a)	3,417,440

		14,113,932

Computers & Business Equipment 10.4%

80,000	Brocade Communications Systems, Inc.(a)	512,800
405,500	Cisco Systems, Inc.(a)	10,397,020
42,000	Dell, Inc.(a)	1,405,740

		12,315,560

Consumer Finance 3.5%

152,500	MBNA Corp.	4,111,400

Cosmetics & Toiletries 0.9%

25,000	Estee Lauder Cos., Inc. (Class A shares)	1,024,250

Drugs & Healthcare 13.9%

22,000	Amgen, Inc.(a)	1,418,780
26,500	Boston Scientific Corp.(a)	1,080,935
29,500	Bristol-Myers Squibb Co.	827,475
35,000	Cardinal Health, Inc.	2,243,850
44,000	Caremark Rx, Inc.(a)	1,177,000
11,500	Invitrogen Corp.(a)	885,500
59,000	Medtronic, Inc.	2,903,980
13,500	Merck & Co., Inc.	642,600
123,900	Pfizer, Inc.	4,538,457

See Notes to Financial Statements.

18	Visit our website at www.strategicpartners.com

Shares	Description	Value (Note 1)

16,500	Watson Pharmaceuticals, Inc.(a)	$767,415

		16,485,992

Educational Services 1.0%

15,500	Apollo Group, Inc. (Class A shares)(a)	1,151,030

Financial Services 6.0%

27,500	Capital One Financial Corp.	1,954,700
32,500	CIT Group, Inc.	1,232,400
8,000	Fannie Mae	616,800
45,000	Morgan Stanley	2,619,450
17,000	SLM Corp.	652,800

		7,076,150

Food & Beverages 0.3%

8,000	Coca-Cola Co.	393,920

Hotels, Restaurants & Leisure 0.8%

22,500	Royal Caribbean Cruises Ltd.	953,325

Household Products 0.8%

22,000	Energizer Holdings, Inc.(a)	912,780

Insurance 2.3%

40,000	American International Group, Inc.	2,778,000

Internet 1.5%

61,600	Juniper Networks, Inc.(a)	1,779,624

Machinery 1.8%

22,000	Deere & Co.	1,377,200
11,000	Ingersoll-Rand Co. (Class A shares) (Bermuda)	731,830

		2,109,030

Media 2.7%

13,000	Clear Channel Communications, Inc.	584,870
35,789	Comcast Corp. (Class A shares)(a)	1,221,121
79,000	Time Warner, Inc.(a)	1,388,030

		3,194,021

Metals & Mining 1.2%

41,500	Alcoa, Inc.(a)	1,418,470

Oil Field/Equipment & Services 2.4%

32,000	Apache Corp.	1,231,360

See Notes to Financial Statements

Strategic Partners Large Capitalization Growth Fund	19

Portfolio of Investments

as of January 31, 2004 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

24,500	BJ Services Co.(a)	$958,930
9,500	ConocoPhillips	625,860

		2,816,150

Restaurants 1.7%

76,500	McDonald's Corp.	1,969,110

Retail 6.7%

20,500	Amazon.com, Inc.(a)	1,034,840
50,500	Gap, Inc. (The)	938,290
50,500	Home Depot, Inc. (The)	1,791,235
34,500	Nordstrom, Inc.	1,355,850
70,500	Staples, Inc.(a)	1,876,005
18,000	Wal-Mart Stores, Inc.	969,300

		7,965,520

Semiconductors & Equipment 18.5%

20,000	Analog Devices, Inc.(a)	957,000
221,000	Applied Materials, Inc.(a)	4,808,960
56,500	Intel Corp.	1,728,900
105,000	Linear Technology Corp.	4,200,000
90,000	Maxim Integrated Products, Inc.	4,603,500
133,000	Xilinx, Inc.(a)	5,574,030

		21,872,390

Telecommunications 0.7%

104,000	Nortel Networks Corp.(a)	813,280

Textiles, Apparel & Luxury Goods 1.1%

19,000	Nike, Inc. (Class B shares)	1,323,540

	Total long-term investments (cost $111,567,659)	115,298,254

SHORT-TERM INVESTMENT 1.7%

Mutual Fund

	Dryden Core Investment Fund - Taxable Money Market Series
1,993,740	(cost $1,993,740; Note 3)	1,993,740

	Total Investments 99.2% (cost $113,561,399; Note 5)	117,291,994
	Other assets in excess of liabilities 0.8%	936,867

	Net Assets 100.0%	$118,228,861

(a)	Non-income producing security.

See Notes to Financial Statements.

20	Visit our website at www.strategicpartners.com

SEMI-ANNUAL REPORT

JANUARY 31, 2004

STRATEGIC PARTNERS

LARGE CAPITALIZATION VALUE FUND

PORTFOLIO OF INVESTMENTS

Portfolio of Investments

as of January 31, 2004 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 99.8%

COMMON STOCKS

Aerospace / Defense 2.5%

100	General Dynamics Corp.	$9,143
600	Honeywell International, Inc.	21,672
5,100	Lockheed Martin Corp.	247,962
2,900	Northrop Grumman Corp.	280,459
23,200	Raytheon Co.	707,832
2,300	United Technologies Corp.	219,742

		1,486,810

Automobiles 0.7%

10,700	Ford Motor Co.	155,578
2,900	General Motors Corp.	144,072
2,800	Harley-Davidson, Inc.	142,912

		442,562

Automotive Components 0.9%

1,300	Dana Corp.	27,040
27,380	Delphi Corp.	289,680
3,000	Johnson Controls, Inc.	176,550
1,100	Lear Corp.(a)	72,226

		565,496

Chemicals 1.6%

1,800	Air Products & Chemicals, Inc.	89,838
2,500	Dow Chemical Co.	104,875
2,100	E. I. du Pont de Nemours & Co.	92,190
5,800	Eastman Chemical Co.	231,362
1,400	Monsanto Co.	42,826
1,000	PPG Industries, Inc.	58,230
6,800	Praxair, Inc.	240,788
2,900	Rohm & Haas Co.	113,883

		973,992

Commercial Banks 7.8%

6,800	Bank of America Corp.	553,928
1,300	Bank of New York Co., Inc. (The)	41,275
1,300	Bank One Corp.	65,793
1,000	City National Corp.	60,520
900	Compass Bancshares, Inc.	35,478
2,900	First Tennessee National Corp.	128,818

See Notes to Financial Statements.

22	Visit our website at www.strategicpartners.com

Shares	Description	Value (Note 1)

9,200	FleetBoston Financial Corp.	$410,136
3,500	GreenPoint Financial Corp.	138,530
3,400	Hibernia Corp. (Class A shares)	77,112
20,870	KeyCorp.	648,848
1,300	Marshall & Ilsley Corp.	49,829
2,470	Mellon Financial Corp.	80,794
3,000	North Fork Bancorporation, Inc.	126,450
5,200	SouthTrust Corp.	176,748
4,200	SunTrust Banks, Inc.	303,912
19,000	U.S. Bancorp	537,130
7,120	UnionBanCal Corp.	378,001
10,200	Wachovia Corp.	471,648
6,500	Wells Fargo & Co.	373,165

		4,658,115

Commercial Services & Supplies 2.8%

300	BearingPoint, Inc.(a)	2,880
30,400	Cendant Corp.(a)	688,560
35,740	Waste Management, Inc.	992,142

		1,683,582

Computers & Peripherals 0.4%

2,200	BMC Software, Inc.(a)	43,780
1,900	Dell, Inc.	63,593
400	Lexmark International, Inc.(a)	33,156
1,700	Mercury Interactive Corp.(a)	79,798
1,300	Oracle Corp.(a)	17,953

		238,280

Consumer Products 0.7%

400	Colgate-Palmolive Co.	20,508
400	Fortune Brands, Inc.	28,060
3,700	Procter & Gamble Co.	373,996

		422,564

Cosmetics & Toiletries 0.3%

4,600	Gillette Co.	166,750

Data Processing Systems 0.1%

1,100	First Data Corp.	43,076

Diversified Manufacturing 0.1%

600	SPX Corp.(a)	34,044

See Notes to Financial Statements

Strategic Partners Large Capitalization Value Fund	23

Portfolio of Investments

as of January 31, 2004 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

Electric Utilities 6.7%

12,300	Alliant Energy Corp.	$318,447
900	Ameren Corp.	43,461
27,114	American Electric Power Co., Inc.	885,272
1,500	Constellation Energy Group, Inc.	60,345
3,890	DTE Energy Co.	152,099
5,500	Edison International(a)	121,000
14,500	Entergy Corp.	847,960
22,708	FirstEnergy Corp.	852,004
1,700	General Electric Co.	57,171
1,600	NiSource, Inc.	33,600
4,500	PG&E Corp.(a)	120,825
2,100	Pinnacle West Capital Corp.	82,425
3,900	PPL Corp.	178,308
6,100	TXU Corp.	146,400
7,200	Xcel Energy, Inc.	124,704

		4,024,021

Electrical Equipment 0.2%

500	Agilent Technologies, Inc.(a)	18,430
1,800	Cooper Industries, Ltd. (Class A shares)	101,340
1,200	Micron Technology, Inc.(a)	19,332

		139,102

Electronics 0.2%

4,600	Altera Corp.(a)	102,994
500	QLogic Corp.(a)	22,480
200	Xilinx, Inc.(a)	8,382

		133,856

Exchange Traded Funds 0.3%

2,670	Ishares Russell 1000 Value Index Fund	158,518

Financial Services 9.1%

500	Bear Stearns Cos., Inc. (The)	41,175
2,000	Capital One Financial Corp.	142,160
1,900	Charles Schwab Corp. (The)	23,921
30,700	CIT Group, Inc.	1,164,144
28,600	Citigroup, Inc.	1,415,127
3,300	Countrywide Credit Industries, Inc.	275,715
600	Doral Financial Corp.	19,482
4,100	Goldman Sachs Group, Inc.	408,155
2,400	Janus Capital Group, Inc.	40,272

See Notes to Financial Statements.

24	Visit our website at www.strategicpartners.com

Shares	Description	Value (Note 1)

700	Legg Mason, Inc.	$61,985
1,900	MBIA, Inc.	119,700
2,500	MBNA Corp.	67,400
1,900	Merrill Lynch & Co., Inc.	111,701
10,000	Morgan Stanley	582,100
197	Piper Jaffray Companies	9,249
25,500	Principal Financial Group, Inc. (The)	884,850

		5,367,136

Food Products 1.7%

6,600	Coca-Cola Co.	324,984
400	General Mills, Inc.	18,172
100	H.J. Heinz Co.	3,538
200	Hershey Foods Corp.	15,102
1,000	Kellogg Co.	37,810
10,100	Kraft Foods, Inc. (Class A shares)	325,321
13,300	Sara Lee Corp.	283,556

		1,008,483

Gas & Pipeline Utilities 0.1%

1,300	Valero Energy Corp	68,796

Health Care Equipment & Supplies 1.2%

1,200	Amgen, Inc.(a)	77,388
600	Bausch & Lomb, Inc.	32,250
100	Baxter International, Inc.	2,915
100	Becton, Dickinson & Co.	4,506
800	Eli Lilly & Co.	54,432
1,500	Gilead Sciences, Inc.(a)	82,305
3,000	Guidant Corp.(a)	191,640
1,400	Human Genome Sciences, Inc.(a)	19,306
800	MedImmune, Inc.(a)	18,800
2,600	Merck & Co., Inc.	123,760
1,300	Pfizer, Inc.	47,619
1,700	Wyeth	69,615

		724,536

Health Care Providers & Services 3.8%

18,200	Aetna, Inc.	1,274,000
700	Anthem, Inc.(a)	57,246
1,800	Sepracor, Inc.	48,690
67,500	Tenet Healthcare Corp.(a)	837,000
600	Watson Pharmaceuticals, Inc.(a)	27,906

		2,244,842

See Notes to Financial Statements

Strategic Partners Large Capitalization Value Fund	25

Portfolio of Investments

as of January 31, 2004 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

Homebuilding 0.1%

450	D.R. Horton, Inc.	$12,645
600	KB HOME	40,524
200	Pulte Homes, Inc.	8,628

		61,797

Hotels, Restaurants & Leisure 3.7%

17,400	Caesars Entertainment Inc	199,230
200	Carnival Corp.	8,884
15,100	Mandalay Resort Group(a)	707,737
8,500	McDonald's Corp.	218,790
31,900	Yum! Brands, Inc.(a)	1,081,729

		2,216,370

Household Durables 1.8%

300	Black & Decker Corp.	15,375
1,000	Centex Corp.	105,900
17,800	Lennar Corp. (Class A Shares)	784,980
1,740	Lennar Corp. (Class B shares)	72,889
3,200	Masco Corp.	85,312

		1,064,456

Industrial Conglomerates 3.4%

600	3M Co.	47,454
9,200	Cisco Systems, Inc.(a)	235,888
16,200	Hewlett-Packard Co.	385,398
1,800	International Business Machines Corp.	178,614
800	ITT Industries, Inc.	59,632
2,500	NCR Corp.(a)	103,875
100	Oracle Corp.	1,399
37,500	Tyco International Ltd. (Bermuda)	1,003,125

		2,015,385

Industrial Machinery 0.6%

3,100	Deere & Co.	194,060
700	Eaton Corp.	81,305
900	Ingersoll-Rand Co.	59,877

		335,242

Insurance 11.0%

16,500	Allmerica Financial Corp.(a)	572,220
36,100	Allstate Corp. (The)	1,641,105
3,500	Ambac Financial Group, Inc.	261,695

See Notes to Financial Statements.

26	Visit our website at www.strategicpartners.com

Shares	Description	Value (Note 1)

1,500	American International Group, Inc.	$104,175
100	Chubb Corp. (The)	7,149
3,100	CIGNA Corp.	192,262
5,000	Hartford Financial Services Group, Inc. (The)	321,700
700	John Hancock Financial Services, Inc.	29,036
3,730	Lincoln National Corp.	164,680
48,390	MetLife, Inc.	1,623,484
1,600	Protective Life Corp.	56,640
400	SAFECO Corp.	17,412
27,850	St. Paul Cos., Inc.	1,173,321
300	The Progressive Corp.	24,795
1,100	Torchmark Corp.	52,184
8,200	Travelers Property Casualty Corp. (Class A shares)(a)	148,912
1,700	Travelers Property Casualty Corp., (Class B shares)(a)	30,770
5,400	UnumProvident Corp.	84,402

		6,505,942

Internet 0.2%

3,300	Juniper Networks, Inc.(a)	95,337

IT Services 2.9%

2,900	Computer Sciences Corp.(a)	129,485
60,900	Electronic Data Systems Corp.	1,459,164
1,100	EMC Corp.(a)	15,444
5,000	Sun Microsystems, Inc.(a)	26,550
3,600	SunGard Data Systems, Inc.(a)	112,068

		1,742,711

Leisure Equipment & Products 1.0%

20,600	Eastman Kodak Co.	585,246

Manufacturing

200	Illinois Tool Works, Inc.	15,620

Media 2.8%

1,200	E.W. Scripps Co. (Class A shares)	114,132
6,000	Fox Entertainment Group, Inc. (Class A shares)(a)	179,640
3,000	Gannett Co., Inc.	257,130
500	Knight-Ridder, Inc.	38,460
9,500	Liberty Media Corp. (Class A shares)(a)	110,580
13,000	Time Warner Cos Inc	228,410
2,500	Tribune Co.	127,975

See Notes to Financial Statements

Strategic Partners Large Capitalization Value Fund	27

Portfolio of Investments

as of January 31, 2004 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

8,200	Viacom, Inc. (Class B shares)	$330,460
12,400	Walt Disney Co.	297,600

		1,684,387

Metals & Mining 1.5%

21,672	Alcoa, Inc.	740,749
4,600	United States Steel Corp.	156,630

		897,379

Multi-Utilities 0.2%

3,000	SCANA Corp.	104,160

Oil & Gas 2.2%

300	Baker Hughes, Inc.	10,524
14,388	Sunoco, Inc.	797,815
7,200	Teekay Shipping Corp.	455,040
2,000	Unocal Corp.	73,640

		1,337,019

Oil Field Equipment & Services 4.7%

3,500	Anadarko Petroleum Corp.	174,650
5,500	ChevronTexaco Corp.	474,925
6,700	ConocoPhillips	441,396
900	Cooper Cameron Corp.	37,530
4,500	Devon Energy Corp.	254,070
100	ENSCO International, Inc.	2,850
31,200	Exxon Mobil Corp.	1,272,648
1,200	Occidental Petroleum Corp.	52,860
3,200	Pride International Inc.	60,320
1,900	Rowan Cos., Inc.(a)	43,472

		2,814,721

Paper & Forest Products 1.0%

1,200	Bowater, Inc.	53,700
2,100	Georgia-Pacific Group	59,010
500	Smurfit-Stone Container Corp.(a)	8,620
500	Temple-Inland, Inc.	29,525
7,400	Weyerhaeuser Co.	454,804

		605,659

Railroads & Equipment 0.1%

400	CSX Corp.	12,624
100	FedEx Corp.	6,728

See Notes to Financial Statements.

28	Visit our website at www.strategicpartners.com

Shares	Description	Value (Note 1)

2,100	Norfolk Southern Corp.	$46,830
200	Union Pacific Corp.	12,880

		79,062

Real Estate Investment Trust 1.6%

400	Apartment Investment & Management Co.	14,072
800	Archstone-Smith Trust	21,944
400	Camden Property Trust	17,400
1,000	CarrAmerica Realty Corp.	31,770
1,800	Duke Realty Corp.	59,166
6,400	Equity Office Properties Trust	189,760
2,500	Equity Residential	72,750
1,800	General Growth Properties, Inc.	54,000
500	Highwoods Properties, Inc.	13,650
1,100	Hospitality Properties Trust	46,035
900	Mack-Cali Realty Corp.	36,513
100	Mills Corporation	4,704
7,460	Plum Creek Timber Co., Inc.	225,292
2,600	ProLogis Trust	84,864
1,300	Rouse Co. (The)	64,012
1,400	United Dominion Realty Trust, Inc.	25,900

		961,832

Retailing 6.7%

700	Abercrombie & Fitch Co. (Class A shares)(a)	18,130
19,800	Albertson's, Inc.	462,528
5,800	CVS Corp.	207,176
3,300	Federated Department Stores, Inc.(a)	156,684
4,100	Home Depot, Inc. (The)	145,427
51,000	J. C. Penney Co., Inc.	1,335,180
1,600	Kohl's Corp.(a)	70,880
300	Lowe's Cos., Inc.	16,065
1,300	May Department Stores Co. (The)	42,770
35,180	Sears, Roebuck & Co.	1,556,715
100	Target Corp.	3,796

		4,015,351

Semiconductors & Semiconductor Equipment

100	Intersil Corp. (Class A shares)(a)	2,624
300	Novellus Systems, Inc.(a)	10,218

		12,842

See Notes to Financial Statements

Strategic Partners Large Capitalization Value Fund	29

Portfolio of Investments

as of January 31, 2004 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

Software 1.9%

41,900	Computer Associates International, Inc.	$1,095,266
700	Take-Two Interactive Software, Inc.	20,300

		1,115,566

Supplier & Networking Equipment 0.2%

9,800	Lucent Technologies, Inc.(a)	43,904
9,100	Tellabs, Inc.(a)	90,090

		133,994

Telecommunications 3.1%

3,548	AT&T Corp.	69,044
7,400	AT&T Wireless Services, Inc.(a)	81,770
4,100	BellSouth Corp.	119,843
2,000	Corning, Inc.(a)	25,840
1,893	Hughes Electronics Corp	31,689
900	Nextel Communications, Inc.(a)	23,751
3,500	Qwest Communications International, Inc.(a)	14,140
23,400	SBC Communications, Inc.	596,700
4,800	Sprint Corp. (PCS Group)(a)	39,024
22,700	Verizon Communications, Inc.	836,722

		1,838,523

Textiles, Apparel & Luxury Goods 0.9%

12,700	Jones Apparel Group, Inc.(a)	432,689
1,200	Nike, Inc. (Class B shares)	83,592

		516,281

Thrifts & Mortgage Finance 2.4%

10,200	Freddie Mac	636,684
17,955	Washington Mutual, Inc.	795,407

		1,432,091

Tobacco 3.7%

39,740	Altria Group, Inc.	2,209,147

Toys & Sporting Goods 0.4%

3,800	Hasbro, Inc.	75,050
9,100	Mattel, Inc.	172,081

		247,131

See Notes to Financial Statements.

30	Visit our website at www.strategicpartners.com

Shares	Description	Value (Note 1)

Trading Companies & Distributors

600	W.W. Grainger, Inc.	$28,884

Utilities - Gas & Electric 0.5%

5,300	Consolidated Edison, Inc.	232,299
1,400	Wisconsin Energy Corp.	46,326

		278,625

	Total long-term investments (cost $46,387,367)	59,535,321

SHORT-TERM INVESTMENT 0.7%

Mutual Fund

	Dryden Core Investment Fund-Taxable Money Market Series
417,949	(cost $417,949; Note 3)	417,949

	Total Investments 100.5% (cost $46,805,316; Note 5)	59,953,270
	Liabilities in excess of other assets (0.5%)	(300,099)

	Net Assets 100.0%	$59,653,171

(a)	Non-income producing security.

See Notes to Financial Statements

Strategic Partners Large Capitalization Value Fund	31

This Page Intentionally Left Blank

SEMI-ANNUAL REPORT

JANUARY 31, 2004

STRATEGIC PARTNERS

SMALL CAPITALIZATION GROWTH FUND

PORTFOLIO OF INVESTMENTS

Portfolio of Investments

as of January 31, 2004 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 93.5%

COMMON STOCKS

Automobiles 0.7%

2,404	Monaco Coach Corp.(a)	$53,489
1,423	Winnebago Industries, Inc.	99,268

		152,757

Banks 3.2%

2,500	First Community Bank Corp. of America(a)	96,775
6,200	Franklin Bank Corp.(a)	113,398
5,371	Investors Financial Services Corp.	222,574
2,600	Nara Bancorp., Inc.	76,492
2,120	PrivateBancorp., Inc.	103,223
2,300	Southwest Bancorp of Texas, Inc.	86,411
105	Wintrust Financial Corp.(a)	4,916

		703,789

Biotechnology 0.8%

5,800	Discovery Laboratories, Inc.(a)	68,440
2,048	Idexx Laboratories, Inc.(a)	100,413

		168,853

Building & Construction 0.6%

3,414	Toll Brothers, lnc.(a)	133,522

Business Services 1.8%

1,820	Hewitt Associates, Inc. (Class A shares)(a)	62,972
390	ICT Group, Inc.(a)	5,620
10,600	Kforce, Inc.(a)	104,940
6,150	Marlin Business Services, Inc.(a)	114,390
6,600	Per-Se Technologies, Inc.(a)	104,742

		392,664

Commercial Services & Supplies 3.0%

3,861	ChoicePoint, Inc.(a)	148,649
3,720	Fair Issac Corp.	220,856
6,852	Kroll, Inc.(a)	184,319
6,150	Providence Service Corp. (The)(a)	104,427
800	ThermoGenesis Corp.(a)	4,269

		662,520

See Notes to Financial Statements

34	Visit our website at www.strategicpartners.com

Shares	Description	Value (Note 1)

Communications Equipment 2.4%

3,800	Alvarion Ltd. (Israel)(a)	$52,364
8,903	Andrew Corp.(a)	152,597
3,057	Black Box Corp.	159,056
22,200	NTN Communications, Inc.(a)	81,474
9,600	Powerwave Technologies, Inc.(a)	94,560

		540,051

Computer Services 2.1%

16,400	Citadel Security Software, Inc.(a)	75,604
12,500	CNET Networks, Inc.(a)	134,250
2,022	eSpeed, Inc.(a)	45,495
4,100	Merge Technologies, Inc.(a)	74,702
7,225	United Online, Inc.(a)	134,530

		464,581

Computers & Business Equipment 4.7%

23,275	Adaptec, Inc.(a)	218,087
8,297	Avocent Corp.(a)	303,338
9,950	Digitas, Inc.(a)	112,435
10,875	Emulex Corp.(a)	295,039
16,900	Sapient Corp.(a)	103,766

		1,032,665

Construction & Engineering 0.6%

2,760	Jacobs Engineering Group, Inc. (a)	123,869

Diversified Manufacturing 0.7%

3,229	Fisher Scientific International, Inc.(a)	144,175

Drugs & Healthcare 1.0%

12,900	Allscripts Healthcare Solutions, Inc.(a)	85,140
2,705	Connetics Corp.(a)	59,537
25,550	Durect Corp.(a)	84,315

		228,992

Educational Services 0.6%

4,200	Sylvan Learning Systems, Inc.(a)	126,882

Electronics & Electronic Components 5.3%

9,337	Benchmark Electronics, Inc.(a)	328,289
3,158	Global Imaging Systems, Inc.(a)	100,045

See Notes to Financial Statements

Strategic Partners Small Capitalization Growth Fund	35

Portfolio of Investments

as of January 31, 2004 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

4,450	Laserscope(a)	$84,461
4,875	Rogers Corp.(a)	226,931
6,420	Semtech Corp.(a)	160,051
4,900	SRS Labs, Inc.(a)	51,450
3,000	Veeco Instruments, Inc.(a)	90,300
7,100	Zoran Corp.(a)	136,178

		1,177,705

Financial Services 5.7%

2,509	Affiliated Managers Group, Inc.(a)	212,763
7,810	Financial Federal Corp. (a)	265,306
4,469	Gabelli Asset Management, Inc. (Class A shares)	192,167
10,011	Jefferies Group, Inc.	379,817
4,400	Saxon Capital, Inc.(a)	120,516
3,900	World Acceptance Corp.(a)	86,073

		1,256,642

Food & Beverages 1.7%

4,350	Buffalo Wild Wings, Inc.(a)	112,447
4,743	Performance Food Group Co.(a)	148,646
8,200	Wild Oats Markets, Inc.(a)	106,190

		367,283

Gaming 2.0%

5,126	Alliance Gaming Corp.(a)	123,537
3,070	Multimedia Games, Inc. (Class A shares)(a)	131,150
12,550	Scientific Games Corp.(a)	188,124

		442,811

Health Care Equipment & Supplies 2.7%

950	Beckman Coulter, Inc.	51,785
4,881	Edwards Lifesciences Corp.(a)	170,005
2,950	Kindred Healthcare, Inc.(a)	165,141
4,245	Priority Healthcare Corp. (Class B shares)(a)	109,903
4,400	RehabCare Group, Inc.(a)	105,600

		602,434

Hotels & Restaurants 1.9%

3,239	Mandalay Resort Group	151,812
10,774	RARE Hospitality International, Inc.(a)	278,292

		430,104

See Notes to Financial Statements

36	Visit our website at www.strategicpartners.com

Shares	Description	Value (Note 1)

Insurance 3.4%

7,332	American Medical Security Group, Inc.(a)	$176,335
5,142	Infinity Property & Casualty Corp.	187,374
4,645	LabOne, Inc.(a)	162,529
3,200	ProAssurance Corp.(a)	104,160
5,700	Scottish Reinsurance Group Ltd. (The) (Cayman Islands)	123,633

		754,031

Internet Software & Services 2.4%

2,037	Digital Insight Corp.(a)	46,179
3,050	Equinix, Inc.(a)	100,375
5,000	InfoSpace, Inc.(a)	170,600
15,200	Lionbridge Technologies, Inc.(a)	120,232
2,900	RADWARE Ltd. (Israel)(a)	93,293

		530,679

IT Services 0.6%

15,373	Ciber, Inc.(a)	142,354

Leisure Equipment & Products 0.6%

8,000	K2, Inc.(a)	143,760

Machinery 1.3%

6,800	Asyst Technologies, Inc.(a)	104,176
18,524	Genus, Inc.(a)	91,509
6,300	Intevac, Inc.(a)	101,304

		296,989

Media 6.6%

6,336	Cox Radio, Inc.(a)	147,439
8,161	Emmis Communications Corp.(a)	211,941
10,925	Entravision Communications Corp. (Class A shares)(a)	114,385
2,263	Getty Images, Inc.(a)	111,679
24,200	Image Entertainment, Inc.(a)	81,070
9,287	Insight Communications Co., Inc.(a)	95,749
1,550	Modem Media, Inc.(a)	11,780
2,982	SBS Broadcasting S.A. (Luxembourg)(a)	95,007
23,498	ValueClick, Inc.(a)	244,848
21,070	Valuevision Media, Inc. (Class A shares)(a)	373,150

		1,487,048

See Notes to Financial Statements

Strategic Partners Small Capitalization Growth Fund	37

Portfolio of Investments

as of January 31, 2004 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

Medical Products & Services 5.3%

6,071	American Medical Systems Holdings, Inc.(a)	$168,774
3,300	Dade Behring Holdings, Inc.(a)	127,875
10,300	Genome Therapeutics Corp.(a)	56,135
5,400	I-Flow Corp.(a)	85,320
4,425	INAMED Corp.(a)	228,064
6,200	Intuitive Surgical, Inc.(a)	109,182
5,700	Inveresk Research Group, Inc.(a)	134,862
6,300	North American Scientific, Inc.(a)	63,756
9,450	Orthologic Corp.(a)	71,915
11,350	TriPath Imaging, Inc.(a)	118,607

		1,164,490

Metals & Mining 0.5%

9,300	GrafTech International Ltd.(a)	115,692

Oil & Gas 4.7%

7,375	Cal Dive International, Inc.(a)	169,477
3,775	Dril-Quip, Inc.(a)	71,348
26,300	Grey Wolf, Inc.(a)	109,934
4,025	Hydril Co.(a)	100,383
4,450	Newfield Exploration Co.(a)	209,995
6,750	Oil States International, Inc.(a)	103,073
12,100	Superior Energy Services, Inc.(a)	116,764
4,350	Unit Corp. (a)	108,011
1,160	Western Gas Resources, Inc.	53,824

		1,042,809

Pharmaceuticals 3.4%

4,750	Alexion Pharmaceuticals, Inc.(a)	86,260
4,400	Atherogenics, Inc.(a)	91,740
3,800	Bradley Pharmaceuticals, Inc.(a)	82,688
4,283	Enzon Pharmaceuticals, Inc.(a)	57,392
5,000	EPIX Medical, Inc.(a)	93,500
150	Eyetech Pharmaceuticals, Inc.(a)	4,860
5,000	Inspire Pharmaceuticals, Inc.(a)	65,100
4,700	Penwest Pharmaceuticals Co.(a)	80,793
6,150	POZEN, Inc.(a)	91,881
4,700	Salix Pharmaceuticals Ltd.(a)	107,301

		761,515

See Notes to Financial Statements

38	Visit our website at www.strategicpartners.com

Shares	Description	Value (Note 1)

Retail 2.6%

7,261	99 Cents Only Stores(a)	$184,066
6,600	EzCorp., Inc.(a)	65,010
4,600	Guitar Center, Inc.(a)	158,056
1,681	Linens ’n Things, Inc.(a)	48,514
5,500	Movie Gallery, Inc.	110,330

		565,976

Semiconductors & Semiconductor Equipment 6.4%

4,713	Cabot Microelectronics Corp.(a)	213,970
13,800	ChipPAC, Inc. (Class A shares)(a)	101,154
5,750	Exar Corp.(a)	116,265
8,800	FSI International, Inc.(a)	76,472
3,615	Intersils Corp.(a)	94,858
17,613	Kopin Corp.(a)	126,814
6,900	Mykrolis Corp.(a)	118,749
6,000	O2Micro International Ltd. (Cayman Islands)(a)	120,480
12,631	PLX Technology, Inc.(a)	113,679
3,150	Power Integrations, Inc.(a)	93,209
3,600	Ultratech, Inc.(a)	104,616
9,250	Xicor, Inc.(a)	131,165

		1,411,431

Software 5.6%

7,775	Catapult Communications Corp.(a)	196,396
25,617	ClickSoftware Technologies Ltd. (Israel)(a)	112,715
4,830	Embarcadero Technologies, Inc.(a)	68,828
3,688	FactSet Research Systems, Inc.	140,328
1,537	Hyperion Solutions Corp.(a)	52,827
5,669	Jack Henry & Associates, Inc.	103,516
10,380	Keane, Inc.(a)	167,429
19,200	LogicVision, Inc.(a)	96,192
7,200	Phoenix Technologies Ltd.(a)	48,600
4,969	SERENA Software, Inc.(a)	114,983
10,200	Synplicity, Inc.(a)	82,824
8,250	Tumbleweed Communications Corp.(a)	58,575

		1,243,213

Specialty Retail 4.1%

6,450	Aaron Rents, Inc. (Class B shares)	151,059
19,500	Casual Male Retail Group, Inc.	133,185
1,750	Cost Plus, Inc.(a)	75,915

See Notes to Financial Statements

Strategic Partners Small Capitalization Growth Fund	39

Portfolio of Investments

as of January 31, 2004 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

3,050	HOT Topic, Inc.(a)	$92,934
7,127	Kirkland’s, Inc.(a)	105,693
5,750	Peet’s Coffee & Tea, Inc.(a)	100,912
4,300	TBC Corp.(a)	116,100
2,915	Tractor Supply Co.(a)	123,450

		899,248

Textiles, Apparel & Luxury Goods 2.1%

12,389	Ashworth, Inc.(a)	105,183
9,100	Charlotte Russe Holdings, Inc.(a)	115,843
7,650	Guess?, Inc.(a)	101,133
3,650	Oxford Industries, Inc.	139,795

		461,954

Transportation 2.4%

8,800	Dynamex, Inc.(a)	107,712
6,879	Forward Air Corp.(a)	194,744
8,400	Pinnacle Airlines Corp.(a)	126,000
7,200	Vitran Corp., Inc. (Class A shares)(Canada)(a)	108,864

		537,320

	Total long-term investments (cost $18,078,024)	20,710,808

SHORT-TERM INVESTMENT 7.5%

Mutual Fund

	Dryden Core Investment Fund-Taxable Money Market Series
1,662,864	(cost $1,662,864; Note 3)	1,662,864

	Total Investments 101.0% (cost $19,740,888; Note 5)	22,373,672
	Liabilities in excess of other assets (1.0%)	(219,291)

	Net Assets 100%	$22,154,381

(a)	Non-income producing security.

See Notes to Financial Statements

40	Visit our website at www.strategicpartners.com

SEMI-ANNUAL REPORT

JANUARY 31, 2004

STRATEGIC PARTNERS

SMALL CAPITALIZATION VALUE FUND

PORTFOLIO OF INVESTMENTS

Portfolio Of Investments

as of January 31, 2004 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 97.8%

COMMON STOCKS

Aerospace/Defense 1.7%

6,000	Curtiss-Wright Corp.	$273,900
7,100	Moog, Inc. (Class A shares)(a)	372,608
5,700	Precision Castparts Corp.	266,703

		913,211

Auto Related 2.6%

11,000	ArvinMeritor, Inc.	244,200
22,100	CSK Auto Corp.(a)	431,171
5,500	Snap-on, Inc.	171,325
8,800	United Auto Group, Inc.	249,392
4,500	Winnebago Industries, Inc.	313,920

		1,410,008

Banks & Savings & Loans 5.1%

7,400	Astoria Financial Corp.	292,078
9,600	Bancorpsouth, Inc.	215,136
23,600	BankUnited Financial Corp. (Class A shares)(a)	651,596
4,800	Chittenden Corp.	156,720
6,000	Commerce Bancorp., Inc.	351,300
8,700	Commercial Federal Corp.	241,338
4,300	Hibernia Corp. (Class A shares)	97,524
11,970	Old National Bancorp.	255,919
7,400	Provident Financial Group, Inc.	252,266
10,000	Susquehanna Bancshares, Inc.	252,900

		2,766,777

Beverages 0.9%

4,000	Adolph Coors Co.	226,160
14,700	Pepsiamericas, Inc.	252,546

		478,706

Business Services 3.9%

54,100	Administaff, Inc.(a)	912,667
10,000	Global Payments, Inc.	465,000
10,000	Kelly Services, Inc. (Class A shares)	291,000
15,900	NDCHealth Corp.	448,698

		2,117,365

See Notes to Financial Statements

42	Visit our website at www.strategicpartners.com

Shares	Description	Value (Note 1)

Chemicals 3.0%

8,800	Lubrizol Corp.	$279,400
22,900	Methanex Corp.	262,205
1,600	RPM International, Inc.	27,040
6,800	Scotts Co. (Class A shares)(a)	429,148
14,500	Sensient Technologies Corp.	296,235
6,600	Valspar Corp. (The)	326,700

		1,620,728

Commercial Services & Supplies 1.8%

34,800	Allied Waste Industries, Inc.(a)	475,020
5,900	Banta Corp.	271,400
8,800	Harland (John H.) Company	247,280

		993,700

Computers & Peripherals 0.4%

6,300	Imation Corp.	230,895

Containers & Packaging 0.4%

15,000	Rock-Tenn Co. (Class A shares)	229,350

Diversified Manufacturing 0.6%

15,200	Watsco, Inc.	350,208

Drugs & Healthcare 9.7%

5,950	Barr Pharmaceuticals, Inc.(a)	447,976
18,600	Chattem, Inc.(a)	374,418
20,700	Cooper Companies, Inc.	1,001,880
18,700	Covance, Inc.(a)	535,381
24,300	K-V Pharmaceutical Co.(a)	630,585
8,700	Lincare Holdings, Inc.(a)	279,966
12,000	Owens & Minor, Inc.	275,400
12,700	Pediatrix Medical Group, Inc.(a)	746,760
21,400	Pharmaceutical Product Development, Inc.(a)	631,300
21,700	Serologicals Corp.(a)	347,851

		5,271,517

Electric Utilities 2.2%

13,100	Cleco Corp.	238,027
11,500	OGE Energy Corp.	280,945
22,100	PNM Resources, Inc.	665,210

		1,184,182

See Notes to Financial Statements

Strategic Partners Small Capitalization Value Fund	43

Portfolio of Investments

as of January 31, 2004 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

Electrical Equipment 0.9%

10,400	Acuity Brands, Inc.	$252,720
10,800	Regal-Beloit Corp.	220,860

		473,580

Electronics 2.9%

20,400	FLIR Systems, Inc.(a)	738,480
9,300	Lincoln Electric Holdings, Inc.	230,082
47,500	Sanmina-SCI Corp.(a)	622,725

		1,591,287

Energy Equipment & Services 1.3%

12,300	Helmerich & Payne, Inc.	356,946
11,100	Tidewater, Inc.	355,755

		712,701

Financial Services 5.4%

39,100	AmeriCredit Corp.(a)	672,520
13,600	Eaton Vance Corp.	513,400
10,000	GATX Corp.	226,000
18,800	Jefferies Group, Inc.	713,272
14,400	Raymond James Financial, Inc.	547,776
2,000	Student Loan Corp.	287,820

		2,960,788

Food & Staples Retailing 0.9%

14,800	Casey's General Stores, Inc.	246,420
13,700	Ruddick Corp.	258,930

		505,350

Food Products 2.2%

6,600	Corn Products International, Inc.	232,122
9,100	Fresh Del Monte Produce, Inc.	236,600
5,400	Lancaster Colony Corp.	231,174
10,400	Loews Corp - Carolina Group	271,856
5,000	Universal Corporation VA	244,350

		1,216,102

Gas Utilities 2.9%

10,800	Atmos Energy Corp.	276,480
12,300	Cascade Natural Gas Corp.	269,001
7,500	Nicor, Inc.	248,625

See Notes to Financial Statements

44	Visit our website at www.strategicpartners.com

Shares	Description	Value (Note 1)

7,400	Northwest Natural Gas Co.	$227,920
7,100	Peoples Energy Corp.	301,466
9,500	WGL Holdings, Inc.	265,525

		1,589,017

Healthcare Equipment & Supplies 1.4%

6,100	Analogic Corp.	260,470
9,200	Arrow International, Inc.	247,940
5,600	Invacare Corp.	239,792

		748,202

Homebuilders 2.9%

22,650	D.R. Horton, Inc.	636,465
13,200	Hovnanian Enterprises, Inc. (Class A shares)(a)	973,896

		1,610,361

Hotels & Restaurants 3.4%

7,800	Bob Evans Farms, Inc.	245,934
10,400	Brinker International, Inc.(a)	367,640
6,400	CEC Entertainment, Inc.(a)	305,152
6,500	IHOP Corp.	230,750
9,000	Landry's Restaurants, Inc.	249,390
5,800	Lone Star Steakhouse & Saloon, Inc.	149,698
9,000	Sonic Corp.(a)	295,560

		1,844,124

Household Durables 4.5%

19,200	Harman International Industries, Inc.	1,425,216
10,600	Maytag Corp.	303,584
3,500	MDC Holdings, Inc.	219,275
600	Meritage Corp.	38,940
6,400	Russ Berrie & Co., Inc.	202,432
15,300	Tupperware Corp.	270,045

		2,459,492

Industrial Conglomerates 0.4%

4,900	Teleflex, Inc.	239,610

Insurance 4.3%

5,900	American Financial Group, Inc.	168,858
6,200	AmerUs Group Co.	227,230
9,700	Commerce Group, Inc.	410,019
8,550	Delphi Financial Group, Inc. (Class A shares)	323,532

See Notes to Financial Statements

Strategic Partners Small Capitalization Value Fund	45

Portfolio of Investments

as of January 31, 2004 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

4,800	Landamerica Financial Group, Inc.	$261,888
13,900	Philadelphia Consolidated Holding Corp.(a)	692,359
8,100	Protective Life Corp.	286,740

		2,370,626

Leisure 0.9%

17,100	WMS Industries, Inc.(a)	496,755

Leisure Equipment & Products 0.5%

14,100	Callaway Golf Co.	252,531

Machinery 2.8%

6,800	Albany International Corp. (Class A shares)	219,300
5,000	Barnes Group, Inc.	156,200
8,000	Crane Co.	240,320
5,600	Harsco Corp.	257,600
5,000	Tecumseh Products Co. (Class A shares)	222,850
9,900	Valmont Industries, Inc.	216,216
5,800	York International Corp.	221,270

		1,533,756

Marine 1.7%

7,300	Alexander & Baldwin, Inc..	235,571
12,700	Frontline, Ltd.	372,745
5,100	Teekay Shipping Corp.	322,320

		930,636

Media 1.6%

12,600	Handleman Co.	276,066
43,600	Sinclair Broadcast Group, Inc. (Class A shares)(a)	596,448

		872,514

Metals & Mining 1.3%

2,200	Agnico-Eagle Mines Ltd.	27,996
8,700	Arch Coal, Inc.	240,294
16,000	Massey Energy Co.	320,000
3,200	Quanex Corp.	143,104

		731,394

Multi-Utilities & Unregulated Power 2.6%

7,000	Energen Corp.	301,000
11,300	National Fuel Gas Co.	283,630
15,900	ONEOK, Inc.	360,771

See Notes to Financial Statements

46	Visit our website at www.strategicpartners.com

Shares	Description	Value (Note 1)

11,000	Vectren Corp.	$272,140
11,600	Westar Energy, Inc	227,128

		1,444,669

Multimedia 0.6%

10,200	Scholastic Corp.(a)	327,420

Oil & Gas Exploration & Production 5.7%

12,800	Cabot Oil & Gas Corp.	390,400
33,800	Chesapeake Energy Corp.	421,148
13,700	St. Mary Land & Exploration Co.	393,190
13,600	Swift Energy Co.(a)	226,848
7,100	UGI Corp.	228,975
30,200	Vintage Petroleum, Inc.	378,104
14,400	Westport Resources Corp.(a)	420,336
25,400	XTO Energy, Inc.	666,242

		3,125,243

Real Estate Investment Trusts 5.7%

5,600	Alexandria Real Estate Equities, Inc.	346,360
13,300	Annaly Mortgage Management, Inc.	260,946
10,700	Entertainment Properties Trust	378,780
6,700	First Industrial Realty Trust, Inc.	245,086
4,600	Health Care Property Investors, Inc.	258,658
6,600	Healthcare Realty Trust, Inc.	270,930
23,200	HRPT Properties Trust	245,920
13,100	Nationwide Health Properties, Inc.	285,580
9,300	New Plan Excel Realty Trust	234,453
6,000	Shurgard Storage Centers, Inc.	228,060
7,800	SL Green Realty Corp.	335,166

		3,089,939

Retail 3.7%

4,500	Borders Group, Inc.	98,865
6,500	Brown Shoe Company, Inc.	240,435
11,200	Burlington Coat Factory Warehouse Corp.	212,912
28,550	Fred's, Inc.	799,400
12,300	Movie Gallery, Inc.	246,738
24,400	Phillips-Van Heusen Co.	425,780

		2,024,130

Road & Rail 0.4%

6,400	USF Corp.	219,008

See Notes to Financial Statements

Strategic Partners Small Capitalization Value Fund	47

Portfolio of Investments

as of January 31, 2004 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

Telecommunications 1.7%

83,900	American Tower Corp. (Class A shares)(a)	$922,061

Textiles, Apparel & Luxury Goods 0.9%

6,200	Kellwood Company	253,022
13,500	Russell Corp.	237,735

		490,757

Thrifts & Mortgage Finance 0.9%

15,000	Fremont General Corp.	277,950
8,200	Washington Federal, Inc.	229,600

		507,550

Trading Companies & Distributors 0.5%

5,700	Hughes Supply, Inc.	281,865

Waste Management 0.6%

13,200	Republic Services, Inc.	329,340

	Total long-term investments (cost $41,456,024)	53,467,455

SHORT-TERM INVESTMENT 2.8%

Mutual Fund

	Dryden Core Investment Fund - Taxable Money Market Series
1,508,307	(cost $1,508,307; Note 3)	1,508,307

	Total Investments 100.6% (cost $42,964,331; Note 5)	54,975,762
	Liabilities in excess of other assets (0.6%)	(344,949)

	Net Assets 100%	$54,630,813

(a)	Non-income producing security.

See Notes to Financial Statements

48	Visit our website at www.strategicpartners.com

SEMI-ANNUAL REPORT

JANUARY 31, 2004

STRATEGIC PARTNERS

INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS

Portfolio of Investments

as of January 31, 2004 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 100.3%

COMMON STOCKS 99.7%

Australia 1.4%

29,733	BHP Billiton, Ltd.	$255,474

Belgium 1.6%

13,200	Fortis	292,874

Denmark 0.5%

2,300	Novo Nordisk A/S (Class B shares)	91,477

Finland 3.4%

29,300	Nokia Oyj	604,593

France 11.2%

4,200	Aventis SA	327,407
4,400	BNP Paribas SA	273,306
3,500	Carrefour SA	174,443
12,536	Credit Agricole SA	305,707
3,770	Lagardere SCA	228,553
2,200	Schneider Electric SA	142,392
3,210	Total SA	564,270

		2,016,078

Germany 3.9%

1,100	Bayerische Motoren Werke (BMW) AG	48,648
16,900	Deutsche Telekom AG	336,127
1,200	Muenchener Rueckversicherungs - Gesellschaft AG	142,367
2,100	Siemens AG	169,835

		696,977

Hong Kong 1.5%

35,000	CLP Holdings, Ltd.	169,265
60,000	Hong Kong & China Gas Co., Ltd.	98,395

		267,660

Ireland 3.6%

11,788	Allied Irish Banks PLC	198,282
13,600	Bank of Ireland PLC	192,268
12,189	CRH PLC	256,663

		647,213

See Notes to Financial Statements

50	Visit our website at www.strategicpartners.com

Shares	Description	Value (Note 1)

Italy 3.2%

20,650	Eni SpA	$383,519
41,800	Snam Rete Gas SpA	185,902

		569,421

Japan 18.7%

4,100	Acom Co., Ltd.	233,179
8,000	Canon, Inc.	408,125
46	East Japan Railway Co.	229,022
3,200	Fanuc, Ltd.	205,272
300	Funai Electric Co., Ltd.	39,310
5,700	Honda Motor Co., Ltd.	234,247
7	Japan Tobacco, Inc.	49,532
5,000	Kao Corp.	106,991
8,000	Mitsubishi Estate Co., Ltd.	87,974
1,500	NEC Electronics Corp.	106,708
26,100	Nissan Motor Co., Ltd.	278,383
23,000	Nomura Holdings, Inc.	376,345
137	NTT DoCoMo, Inc.	296,391
1,100	Rohm Co., Ltd.	138,734
2,400	Shin-Etsu Chemical Co., Ltd.	98,177
7,500	Takeda Chemical Industries, Ltd.	311,762
42,000	Tokyo Gas Co., Ltd.	163,873

		3,364,025

Netherlands 8.0%

5,800	ABN AMRO Holding NV	138,919
7,033	Heineken NV	271,461
44,000	Koninklijke KPN NV	361,856
13,236	Philips Electronics NV	398,415
5,500	Royal Dutch Petroleum Co.	259,572

		1,430,223

Norway 0.6%

9,100	Statoil ASA	99,926

Singapore 2.1%

30,700	Oversea-Chinese Banking Corp., Ltd.	226,421
19,296	United Overseas Bank, Ltd.	159,391

		385,812

Spain 2.6%

6,400	Altadis SA	186,444

See Notes to Financial Statements

Strategic Partners International Equity Fund	51

Portfolio Of Investments

as of January 31, 2004 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

15,400	Endesa SA	$287,927

		474,371

Sweden 0.5%

2,800	Sandvik AB	94,261

Switzerland 9.3%

9,600	Compagnie Financiere Richemont AG	239,543
10,700	Credit Suisse Group	403,669
3,000	Roche Holding AG	303,475
4,900	Swiss Reinsurance (a)	355,720
5,100	UBS AG(a)	365,182

		1,667,589

United Kingdom 27.6%

43,500	Barclays PLC	391,942
14,900	Boots Group PLC	189,037
45,800	BP PLC	357,018
38,600	Cadbury Schweppes PLC	282,625
22,400	Diageo PLC	293,567
23,700	GlaxoSmithKline PLC	509,047
41,591	HSBC Holdings PLC(a)	640,468
6,460	Imperial Tobacco Group PLC	127,230
14,020	Kesa Electricals PLC	66,160
70,300	Rentokil Initial PLC	250,806
8,100	Rio Tinto PLC	215,261
13,600	Royal Bank of Scotland Group PLC	401,034
17,600	Smiths Group PLC	205,031
38,900	Tesco PLC	168,875
19,000	Unilever PLC	183,038
266,700	Vodafone Group PLC	667,503

		4,948,642

	Total common stocks (cost $14,107,858)	17,906,616

PREFERRED STOCK 0.6%

Germany

180	Porsche AG (cost $84,321)	102,639

	Total long term investments (cost $14,192,179)	18,009,255

SHORT-TERM INVESTMENTS 1.5%

U.S. Government Obligations 1.5%

	United States Treasury Bills,
10	0.70%, 2/5/04(b)	9,999
265	0.86%, 4/1/04(b)	264,617

	(cost $274,616)	274,616

See Notes to Financial Statements

52	Visit our website at www.strategicpartners.com

Shares	Description	Value (Note 1)

Mutual Fund

	Dryden Core Investment Fund - Taxable Money Market Series
6,034	(cost $6,034; Note 3)	$6,034

	Total short-term investments (cost $280,650)	280,650

	Total Investments 101.8% (cost $14,472,829; Note 5)	18,289,905
	Liabilities in excess of other assets (1.8%)	(327,637)

	Net Assets 100%	$17,962,268

(a)	Non-income producing security.
(b)	Rate quoted represents yield-to-maturity as of purchase date.

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2004 were as follows:

Banks	20.7%
Telecommunications	12.6
Oil & Gas Exploration & Production	11.2
Financial Services	7.0
Electronics	5.7
Food & Beverage	4.7
Retail	4.7
Medical Products	4.5
Pharmaceuticals	4.1
Automobiles	3.7
Utilities	3.1
Mining	2.6
Consumer Products	2.6
Diversified Industries	2.5
Office Equipment & Supplies	2.3
Insurance	1.8
U.S. Government Securities	1.5
Building & Construction	1.4
Transportation	1.3
Multimedia	1.3
Tobacco	1.0
Chemicals	0.5
Machinery	0.5
Real Estate	0.5

101.8
Liabilities in excess of other assets	(1.8)

100.0%

See Notes to Financial Statements

Strategic Partners International Equity Fund	53

This Page Intentionally Left Blank

SEMI-ANNUAL REPORT

JANUARY 31, 2004

STRATEGIC PARTNERS

TOTAL RETURN BOND FUND

PORTFOLIO OF INVESTMENTS

Portfolio of Investments

as of January 31, 2004 (Unaudited)

Moody’s Rating	Principal Amount (000)	Description	Value (Note 1)

LONG-TERM INVESTMENTS 45.3%

CORPORATE BONDS 6.2%

Airlines 0.1%

Caa2	$300	United Air Lines, 9.21%, 1/21/17	$123,048

Banking 0.2%

Aa2	200	Rabobank Capital Fund II, 5.26%, 12/29/49	202,224

Financial Services 4.4%

A2	400	Bear Stearns Cos., Inc., F.R.N., 1.70%, 11/30/04	401,490
A2	500	CIT Group, Inc., F.R.N., M.T.N., 2.67%, 3/1/04	500,550
A3	1,200	Ford Motor Credit Corp., 1.98%, 3/8/04, F.R.N., M.T.N.,	1,200,487
A3	500	6.75%, 5/15/05	524,975
A2	1,000	General Motors Acceptance Corp., 6.875%, 9/15/11	1,076,634
A3	1,000	General Motors Nova Scotia Finance Co., 6.85%, 10/15/08	1,082,889
Caa2	200	Quest Capital Funding, Inc., 7.00%, 8/3/09	193,000
Caa2	200	7.25%, 2/15/11	192,500

			5,172,525

Oil & Gas 0.7%

Caa1	700	El Paso Corp., M.T.N., 7.75%, 1/15/32	592,375
Baa1	250	Petroleos Mexicanos Project Funding Master Trust (Mexico), 9.125%, 10/13/10	299,375

			891,750

Telecommunications 0.2%

		AT&T Corp.,
Baa2	250	7.30%, 11/15/11	289,607

See Notes to Financial Statements.

56	Visit our website at www.strategicpartners.com

Moody’s Rating	Principal Amount (000)	Description	Value (Note 1)

Utilities 0.6%

Baa3	$700	Entergy Gulf States, F.R.N., 2.07%, 6/18/07	$701,648

		Total corporate bonds (cost $7,073,809)	7,380,802

ASSET-BACKED SECURITIES 2.3%
Aaa	24	Amortizing Residential Collateral Trust, Ser. 2000-BC3, Class A2, F.R.N., 1.36%, 9/25/30	24,101
Aaa	518	Bear Stearns Adjustable Rate Mortgage Trust, Ser. 2002-11 Class A1, F.R.N., 5.65%, 2/25/33	522,465
Aaa	56	Indymac Adjustable Rate Mortgage Trust, Ser. 2001-H2, Class A1, F.R.N., 6.70%, 1/25/32	58,087
AAA(c)	1,201	Master Asset Securitization Trust, Ser. 2003-7 Class 1A1, 5.50%, 9/25/33	1,199,820
AAA(c)	30	Residential Asset Securitization Trust, Ser. 1999-A8, Class NB1, 7.88%, 1/25/30	29,707
AAA(c)	518	Residential Funding Mortgage Securities Corp., Ser. 2003-S9, Class A1, 6.50%, 3/25/32	538,061
Aaa	47	Washington Mutual Mortgage Loan Trust, Ser. 2001-1, Class A, F.R.N., 3.67%, 1/25/41	48,032
Aaa	280	Ser. 2003-AR1, Class 2A, 5.46%, 2/25/33	285,580

		Total asset-backed securities (cost $2,719,582)	2,705,853

MUNICIPALS 7.3%
Aaa	1,000	Adams Cnty, Penn., 4.75%, 11/15/28	1,009,050
MIG1	1,200	California St. Water Res. Ser. B, 2.00%, 6/16/04	1,201,488
Aaa	500	Chicago, M.B.I.A., Ser. A, 5.00%, 1/1/41	510,490

See Notes to Financial Statements.

Strategic Partners Total Return Bond Fund	57

Portfolio of Investments

as of January 31, 2004 (Unaudited) Cont’d.

Moody’s Rating	Principal Amount (000)	Description	Value (Note 1)

Aaa	$400	Georgia St. Road & Thrwy. Auth. Rev., 5.00%, 3/1/21	$420,372
A1	1,100	Golden St. Tobacco Securitization, California Tobacco Securitization Rev., 6.25%, 6/1/33	1,069,695
A1	500	6.375%, 6/1/32	480,035
A1	300	6.75%, 6/1/39	295,611
Aaa	300	Houston Ind. Sch. Dist., 4.75%, 2/15/26	301,890
Aa3	1,000	Illinois St., 5.10%, 6/1/33	938,780
Aaa	500	Massachusetts St. Water Res. Auth., Ser. J, 5.00%, 8/1/32	515,075
Aaa	1,000	Missouri Higher Education Loan Authority, F.R.N., 1.14%, 1/1/31	1,000,000
Aaa	800	South Carolina St. Hwy., Ser. B, 5.00%, 4/1/17	861,976

		Total municipals (cost $8,351,412)	8,604,462

U.S. GOVERNMENT AGENCY MORTGAGE BACKED SECURITIES 9.5%
	770	Federal Home Loan Mortgage Corp., 5.00%, 9/15/16	790,301
	192	6.00%, 8/15/26	194,251
	602	6.50%, 3/1/16 - 3/1/18	638,987
	34	Federal National Mortgage Assn., 1.55%, 10/18/30, F.R.N.,	33,850
	245	3.74%, 5/1/36	246,638
	2,039	4.00%, 8/1/18	2,007,193
	162	4.50%, 8/1/33	156,357
	2,300	5.00%, 2/19/19, TBA (a) (b)	2,350,312
	830	5.50%, 2/1/17 - 7/25/29	857,895
	684	5.94%, 11/1/11	746,986
	918	6.00%, 5/1/16 - 12/25/28	958,533
	1,959	6.50%, 9/1/21 - 12/25/42	2,065,007
	53	Government National Mortgage Assn., 1.55%, 9/20/30 - 10/16/30, F.R.N.	53,163
	91	5.50%, 11/20/29, F.R.N.	93,291

See Notes to Financial Statements.

58	Visit our website at www.strategicpartners.com

Moody’s Rating	Principal Amount (000)	Description	Value (Note 1)

	$23	Government National Mortgage Assn., 8.00%, 8/20/31	$24,962
	20	8.50%, 6/15/30	22,009

		Total U.S. government agency mortgage backed securities (cost $11,099,429)	11,239,735

U.S. GOVERNMENT SECURITIES 12.0%
	5,400	United States Treasury Bond Strips, Zero Coupon, 5/15/20 - 8/15/26	2,027,974
	3,674	United States Treasury Inflation Notes, 3.375%, 1/15/07	3,997,397
	4,346	3.625%, 1/15/08	4,835,076
	2,200	United States Treasury Notes, 1.625%, 10/31/05	2,198,453
	700	5.00%, 8/15/11	754,141
	350	5.375%, 2/15/31	371,219

		Total U.S. government securities (cost $13,808,776)	14,184,260

FOREIGN GOVERNMENT OBLIGATIONS 8.0%
B2	1,231	Brazilian Government Bonds, 8.00%, 4/15/14	1,209,860
B2	200	11.00%, 8/17/40	218,000
Aaa	1,117	Bundesschatzanweisungen, 4.25%, 3/12/04	1,390,835
Aaa	1,300	France Government Bond O.A.T., 5.00%, 4/25/12	1,714,640
AAA(c)	EUR 1,000	German Government Bonds, 6.00%, 1/4/07	1,346,450
B2	$50	Republic of Brazil DCB Series L, 2.06%, 4/15/12	44,250
Ba1	500	Republic Of Panama, 8.25%, 4/22/08	563,750
Ba1	450	9.375%, 7/23/12	513,000
Ba3	1,000	Republic of Peru, 9.875%, 2/6/15	1,135,000
Baa3	1,200	Russian Government Bond, 5.00%, 3/31/30	1,170,000

See Notes to Financial Statements.

Strategic Partners Total Return Bond Fund	59

Portfolio of Investments

as of January 31, 2004 (Unaudited) Cont’d.

Moody’s Rating	Principal Amount (000)	Description	Value (Note 1)

Baa2	$170	United Mexican States, 11.375%, 9/15/16	$241,825

		Total foreign government obligations (cost $8,668,483)	9,547,610

		Total long-term investments (cost $51,721,491)	53,662,722

SHORT-TERM INVESTMENTS 57.2%

COMMERCIAL PAPER 20.1%
P-1	2,100	ABN AMRO Finance Inc., 1.03%, 4/20/04	2,095,276
P-1	100	Barclays Funding, 1.06%, 4/6/04	99,809
P-1	2,500	Danske, 1.09%, 2/17/04	2,498,794
P-1	3,000	European Investment Bank, 1.06%, 2/10/04	2,999,205
P-1	3,000	General Electric Capital Corp., 1.11%, 4/8/04	2,993,803
P-1	500	HBOS Treasury Services, 1.04%, 5/24/04	498,368
P-1	2,900	1.11%, 2/10/04	2,899,195
P-1	200	Kraft Foods, Inc., F.R.N., 1.97%, 2/27/04	200,096
P-1	700	Lloyds TSB Bank PLC, 1.07%, 2/26/04	699,482
P-1	2,000	Royal Bank of Scotland PLC, 1.08%, 3/15/04	1,997,432
P-1	3,500	Shell Finance PLC, 1.06%, 3/17/04	3,495,362
P-1	1,000	UBS Finance LLC, 1.03%, 4/12/04	997,969
P-1	2,300	Westpac Trust Securities, Ltd., 1.10%, 2/12/04	2,299,227

		Total commercial paper (cost $23,773,922)	23,774,018

U.S. GOVERNMENT AGENCY AND SECURITIES 34.9%
P-1	3,100	Federal Home Loan Mortgage Corp., 1.00%, 4/13/04	3,093,800
P-1	3,200	1.00%, 4/20/04	3,192,978

See Notes to Financial Statements.

60	Visit our website at www.strategicpartners.com

Moody’s Rating	Principal Amount (000)	Description	Value (Note 1)

P-1	$700	Federal National Mortgage Assn., 1.00%, 2/4/04	$699,942
P-1	1,400	1.00%, 4/7/04	1,397,446
P-1	2,600	1.00%, 4/21/04	2,594,222
P-1	3,100	1.05%, 3/24/04	3,095,299
AAA	550	United States Treasury Bills, (d)(e) 0.89%, 3/18/04	549,422
AAA	430	0.93%, 3/4/04	429,690
AAA	5,000	0.96%, 6/17/04	4,982,470
AAA	5,000	0.99%, 6/10/04	4,983,320
AAA	11,400	1.00%, 4/8/04	11,378,889
AAA	5,000	1.02%, 6/3/04	4,984,140

		Total U.S. government agency and securities (cost $41,378,201)	41,381,618

CERTIFICATE OF DEPOSIT 0.8%
	950	Altria Group, 1.80% 10/29/04 (cost $950,000)	950,000

REPURCHASE AGREEMENT 1.4%
	1,600	Credit Suisse First Boston, 0.97%, dated 01/30/04, due 02/02/04 in the amount of $1,600,086 (cost $1,600,000; collaterized by $1,359,000 United States Treasury Inflation Notes, 3.50%, 1/15/2011; value of the collateral including accrued interest was $1,641,528)	1,600,000

See Notes to Financial Statements.

Strategic Partners Total Return Bond Fund	61

Portfolio of Investments

as of January 31, 2004 (Unaudited) Cont’d.

Contracts	Description	Value (Note 1)

OUTSTANDING PUT OPTIONS PURCHASED

45	Euro Futures, expiring 3/15/04 @ $96.25	$281
47	Euro Futures, expiring 3/15/04 @ $95	294
45	Euroibor Futures, expiring 3/15/04 @ $96.625	698

	Total options purchased (cost $920)	1,273

	Total short-term investments (cost $67,703,043)	67,706,909

	Total Investments, Before Outstanding Options Written and Securities Sold Short (cost $119,424,534, Note 5)	121,369,631

OUTSTANDING OPTIONS WRITTEN (0.4%)

Call Options

6,600,000	Swap Option 3 month LIBOR expiring 10/07/04 @ 6.0%	(33,818)
6,600,000	Swap Option 3 month LIBOR expiring 10/07/04 @ 3.8%	(60,529)
6,800,000	Swap Option 3 month LIBOR expiring 7/07/06 @ 4.0%	(84,177)
2	United States Treasury Notes, expiring 5/21/04 @ $115	(1,656)

		(180,180)

Put Options

2,500,000	Swap Option 3 month LIBOR expiring 10/31/05 @ 7.0%	(28,238)
2,500,000	Swap Option 3 month LIBOR expiring 10/31/05 @ 4.0%	(32,437)
6,800,000	Swap Option 3 month LIBOR expiring 7/07/06 @ 6.0%	(208,910)
2	United States Treasury Notes, expiring 5/21/04 @ $107	(1,250)

		(270,835)

	Total outstanding options written (premiums received $566,525)	$(451,015)

See Notes to Financial Statements.

62	Visit our website at www.strategicpartners.com

Principal Amount (000)	Description	Value (Note 1)

SECURITIES SOLD SHORT (15.9%)
$1,200	Federal National Mortgage Assn., 4.00% 2/18/19	(1,177,500)
2,000	Federal National Mortgage Assn., 4.50% 2/12/34	(1,924,376)
10,500	United States Treasury Notes, 3.625%, 5/15/13	(10,182,953)
3,900	United States Treasury Notes, 3.875%, 2/15/13	(3,851,706)
1,700	United States Treasury Notes, 4.25%, 8/15/13	(1,718,860)

	(proceeds $18,882,399)	(18,855,395)

	Total Investments, Net of Outstanding Options Written and Securities Sold Short 86.2% (cost $99,975,610)	102,063,221
	Other assets in excess of liabilities 13.8%	16,356,545

	Net Assets 100%	$118,419,766

(a)	Non-income producing security.
(b)	TBA-Securities purchased on a forward commitment basis.
(c)	Standard & Poor's rating.
(d)	Security segregated as collateral for short sales, futures, written options and TBA.
(e)	Rate quoted represents yield-to-maturity as of purchase date.

F.R.N.—Floating Rate Note.

M.B.I. A.—Municipal Bond Insurance Corporation.

M.T.N—Medium-Term Note

The Fund's current Prospectus contains a description of Moody's and Standard and Poor's ratings.

See Notes to Financial Statements.

Strategic Partners Total Return Bond Fund	63

Statement of Assets and Liabilities

as of January 31, 2004 (Unaudited)

Strategic Partners Large Capitalization Growth Fund
ASSETS

Investments, at value (cost $113,561,399)	$117,291,994
Receivable for investments sold	1,940,427
Dividends receivable	79,049
Receivable for Fund shares sold	38,794
Prepaid expenses and other assets	1,682

Total assets	119,351,946

LIABILITIES

Payable for investments purchased	455,038
Payable for Fund shares reacquired	278,942
Accrued expenses and other liabilities	220,887
Distribution fee payable	85,521
Management fee payable	71,308
Payable to custodian	7,192
Deferred trustees’ fees	4,197

Total liabilities	1,123,085

NET ASSETS	$118,228,861

Net assets were comprised of:
Shares of beneficial interest, at par	$16,107
Paid-in capital, in excess of par	202,761,755

202,777,862
Accumulated net investment loss	(755,822)
Accumulated net realized loss on investments	(87,523,774)
Net unrealized appreciation on investments	3,730,595

Net assets, January 31, 2004	$118,228,861

See Notes to Financial Statements

64	Visit our website at www.strategicpartners.com

Strategic Partners Large Capitalization Growth Fund
Class A:

Net assets	$25,230,463
Shares of beneficial interest issued and outstanding	3,352,139
Net asset value and redemption price per share	$7.53
Maximum sales charge (5% of offering price)	0.40

Maximum offering price to public	$7.93

Class B:

Net assets	$36,058,584
Shares of beneficial interest issued and outstanding	4,945,569
Net assets value, offering price and redemption price per share	$7.29

Class C:

Net assets	$56,939,814
Shares of beneficial interest issued and outstanding	7,809,807
Net asset value and redemption price per share	$7.29
Sales charge (1% of offering price)	0.07

Offering price to public	$7.36

See Notes to Financial Statements

Strategic Partners Style Specific Funds	65

Statement of Assets and Liabilities

as of January 31, 2004 (Unaudited)

Strategic Partners Large Capitalization Value Fund
ASSETS

Investments, at value (cost $46,805,316)	$59,953,270
Receivable for investments sold	260,125
Dividends and interest receivable	71,022
Receivable for Fund shares sold	51,532
Prepaid expenses	1,290

Total assets	60,337,239

LIABILITIES

Payable for investments purchased	320,325
Payable for Fund shares reacquired	165,259
Accrued expenses and other liabilities	110,601
Distribution fee payable	42,149
Management fee payable	35,478
Due to custodian	7,871
Deferred trustees’ fees	2,385

Total liabilities	684,068

NET ASSETS	$59,653,171

Net assets were comprised of:
Shares of beneficial interest, at par	$4,971
Paid-in capital, in excess of par	50,783,652

50,788,623
Accumulated net investment loss	(7,297)
Accumulated net realized loss on investments	(4,276,109)
Net unrealized appreciation on investments	13,147,954

Net assets, January 31, 2004	$59,653,171

See Notes to Financial Statements

66	Visit our website at www.strategicpartners.com

Strategic Partners Large Capitalization Value Fund
Class A:

Net assets	$13,467,004
Shares of beneficial interest issued and outstanding	1,108,397
Net asset value and redemption price per share	$12.15
Maximum sales charge (5% of offering price)	0.62

Maximum offering price to public	$12.77

Class B:

Net assets	$23,907,500
Shares of beneficial interest issued and outstanding	1,999,337
Net assets value, offering price and redemption price per share	$11.96

Class C:

Net assets	$22,278,667
Shares of beneficial interest issued and outstanding	1,863,099
Net asset value and redemption price per share	$11.96
Sales charge (1% of offering price)	0.12

Offering price to public	$12.08

See Notes to Financial Statements

Strategic Partners Style Specific Funds	67

Statement of Assets and Liabilities

as of January 31, 2004 (Unaudited)

Strategic Partners Small Capitalization Growth Fund
ASSETS

Investments, at value (cost $19,740,888)	$22,373,672
Receivable for investments sold	385,538
Receivable for Fund shares sold	21,625
Dividends receivable	1,477

Total assets	22,782,312

LIABILITIES

Payable for investments purchased	460,747
Payable for Fund shares reacquired	85,746
Accrued expenses and other liabilities	33,577
Due to custodian	23,633
Distribution fee payable	15,421
Management fee payable	6,508
Deferred trustees’ fees	2,299

Total liabilities	627,931

NET ASSETS	$22,154,381

Net assets were comprised of:
Shares of beneficial interest, at par	$2,911
Paid-in capital, in excess of par	28,537,338

28,540,249
Accumulated net investment loss	(226,639)
Accumulated net realized loss on investments	(8,792,013)
Net unrealized appreciation on investments	2,632,784

Net assets, January 31, 2004	$22,154,381

See Notes to Financial Statements

68	Visit our website at www.strategicpartners.com

Strategic Partners Small Capitalization Growth Fund
Class A:

Net assets	$5,143,759
Shares of beneficial interest issued and outstanding	658,442
Net asset value and redemption price per share	$7.81
Maximum sales charge (5% of offering price)	0.41

Maximum offering price to public	$8.22

Class B:

Net assets	$8,009,936
Shares of beneficial interest issued and outstanding	1,060,706
Net assets value, offering price and redemption price per share	$7.55

Class C:

Net assets	$9,000,686
Shares of beneficial interest issued and outstanding	1,192,159
Net asset value and redemption price per share	$7.55
Sales charge (1% of offering price)	0.08

Offering price to public	$7.63

See Notes to Financial Statements

Strategic Partners Style Specific Funds	69

Statement of Assets and Liabilities

as of January 31, 2004 (Unaudited)

Strategic Partners Small Capitalization Value Fund
ASSETS

Investments, at value (cost $42,964,331)	$54,975,762
Receivable for Fund shares sold	128,977
Dividends receivable	48,769
Prepaid expenses and other assets	704

Total assets	55,154,212

LIABILITIES

Payable for investments purchased	134,604
Payable for Fund shares reacquired	121,168
Payable to custodian	106,961
Accrued expenses and other liabilities	88,301
Distribution fee payable	37,450
Management fee payable	32,474
Deferred trustees’ fees	2,441

Total liabilities	523,399

NET ASSETS	$54,630,813

Net assets were comprised of:
Shares of beneficial interest, at par	$3,692
Paid-in capital, in excess of par	42,694,565

42,698,257
Accumulated net investment loss	(190,871)
Accumulated net realized gain on investments	111,996
Net unrealized appreciation on investments	12,011,431

Net assets, January 31, 2004	$54,630,813

See Notes to Financial Statements

70	Visit our website at www.strategicpartners.com

Strategic Partners Small Capitalization Value Fund
Class A:

Net assets	$14,162,256
Shares of beneficial interest issued and outstanding	931,420
Net asset value and redemption price per share	$15.21
Maximum sales charge (5% of offering price)	0.80

Maximum offering price to public	$16.01

Class B:

Net assets	$20,589,420
Shares of beneficial interest issued and outstanding	1,404,707
Net assets value, offering price and redemption price per share	$14.66

Class C:

Net assets	$19,879,137
Shares of beneficial interest issued and outstanding	1,356,297
Net asset value and redemption price per share	$14.66
Sales charge (1% of offering price)	0.15

Offering price to public	$14.81

See Notes to Financial Statements

Strategic Partners Style Specific Funds	71

Statement of Assets and Liabilities

as of January 31, 2004 (Unaudited)

Strategic Partners International Equity Fund
ASSETS

Investments, at value (cost $14,472,829)	$18,289,905
Tax reclaim receivable	45,843
Due from manager	43,564
Dividends receivable	14,750
Prepaid expenses and other assets	342
Receivable for Fund shares sold	267

Total assets	18,394,671

LIABILITIES

Payable for Fund shares reacquired	133,538
Accrued expenses and other liabilities	130,797
Payable to custodian	83,276
Payable for investments purchased	30,010
Distribution fee payable	3,889
Deferred trustees’ fees	2,215

Total liabilities	383,725

NET ASSETS	$18,010,946

Net assets were comprised of:
Shares of beneficial interest, at par	$2,224
Paid-in capital, in excess of par	22,016,019

22,018,243
Accumulated net investment loss	(107,497)
Accumulated net realized loss on investments and foreign currency transactions	(7,726,021)
Net unrealized appreciation on investments and foreign currencies	3,826,221

Net assets, January 31, 2004	$18,010,946

See Notes to Financial Statements

72	Visit our website at www.strategicpartners.com

Strategic Partners International Equity Fund
Class A:

Net assets	$4,718,732
Shares of beneficial interest issued and outstanding	572,715
Net asset value and redemption price per share	$8.24
Maximum sales charge (5% of offering price)	0.43

Maximum offering price to public	$8.67

Class B:

Net assets	$5,909,338
Shares of beneficial interest issued and outstanding	734,039
Net assets value, offering price and redemption price per share	$8.05

Class C:

Net assets	$7,382,876
Shares of beneficial interest issued and outstanding	917,548
Net asset value and redemption price per share	$8.05
Sales charge (1% of offering price)	0.08

Offering price to public	$8.13

Strategic Partners International Equity Funds	73

Statement of Assets and Liabilities

as of January 31, 2004 (Unaudited)

Strategic Partners Total Return Bond Fund
ASSETS

Investments, at value (cost $119,424,534)	$121,369,631
Foreign currency at value (cost $2,835,834)	2,846,158
Cash	678,348
Receivable for investments sold	20,107,009
Interest receivable	582,132
Receivable from broker—variation margin	213,947
Premium for interest rate swaps purchased	180,619
Unrealized appreciation on swaps	162,119
Receivable for Fund shares sold	71,409
Unrealized appreciation on forward currency contracts	57,255
Prepaid expenses	2,870

Total assets	146,271,497

LIABILITIES

Securities sold short, at value (proceeds $18,882,399)	18,855,395
Payable for investments purchased	7,409,430
Outstanding options written (premium received $566,525)	451,015
Payable for Fund shares reacquired	401,569
Unrealized depreciation on swaps	307,208
Premium for interest rate swaps written	217,887
Accrued expenses and other liabilities	82,023
Distribution fee payable	65,952
Management fee payable	33,594
Dividends payable	22,513
Deferred trustees’ fees	2,617
Unrealized depreciation on forward currency contracts	2,528

Total liabilities	27,851,731

NET ASSETS	$118,419,766

Net assets were comprised of:
Shares of beneficial interest, at par	$11,227
Paid-in capital, in excess of par	115,381,863

115,393,090
Distributions in excess of net investment income	(182,943)
Accumulated net realized gain on investments and foreign currency transactions	29,352
Net unrealized appreciation on investments and foreign currencies	3,180,267

Net assets, January 31, 2004	$118,419,766

See Notes to Financial Statements.

74	Visit our website at www.strategicpartners.com

Strategic Partners Total Return Bond Fund
Class A:

Net assets	$24,638,181
Shares of beneficial interest issued and outstanding	2,335,894
Net asset value and redemption price per share	$10.55
Maximum sales charge (4% of offering price)	0.44

Maximum offering price to public	$10.99

Class B:

Net assets	$57,936,696
Shares of beneficial interest issued and outstanding	5,494,208
Net assets value, offering price and redemption price per share	$10.55

Class C:

Net assets	$35,844,889
Shares of beneficial interest issued and outstanding	3,398,473
Net asset value and redemption price per share	$10.55
Sales charge (1% of offering price)	0.11

Offering price to public	$10.66

See Notes to Financial Statements

Strategic Partners Style Specific Funds	75

Statement of Operations

Six Months Ended January 31, 2004 (Unaudited)

Strategic Partners
Large Capitalization Growth Fund
NET INVESTMENT INCOME (LOSS)

Income
Dividends	$421,320
Interest	—
Less: Foreign withholding taxes	(217)

Total income	421,103

Expenses
Management fee	401,269
Distribution fee—Class A	30,329
Distribution fee—Class B	172,618
Distribution fee—Class C	279,308
Transfer agent’s fees and expenses	131,000
Reports to shareholders	65,000
Custodian’s fees and expenses	50,000
Legal fees and expenses	17,000
Registration fees	14,000
Audit fee	8,000
Trustees’ fees	7,000
Miscellaneous	1,401

Total expenses	1,176,925
Less: Expense subsidy (Note 2)	—

Net expenses	1,176,925

Net investment income (loss)	(755,822)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS

Net realized gain (loss) on:
Investment transactions	1,888,958
Short sales	—
Options written	—
Foreign currency transactions	—
Futures	—
Swaps	—

1,888,958

Net change in unrealized appreciation (depreciation) on:
Investments	14,328,000
Short Sales	—
Foreign currencies	—
Financial futures	—
Options written	—
Swaps	—

14,328,000

Net gain	16,216,958

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$15,461,136

See Notes to Financial Statements.

76	Visit our website at www.strategicpartners.com

Strategic Partners

Large Capitalization Value Fund	Small Capitalization Growth Fund	Small Capitalization Value Fund	International Equity Fund	Total Return Bond Fund

$587,548	$22,092	$361,644	$139,551	$—
—	—	—	779	2,262,729
—	(76)	(34)	(6,264)	(3,060)

587,548	22,016	361,610	134,066	2,259,669

191,192	71,677	176,719	69,897	311,636
14,939	6,008	15,961	5,617	29,362
109,366	36,682	94,051	7,073	232,166
104,010	41,680	94,562	9,153	147,202
47,000	37,000	50,000	23,000	100,000
25,000	11,000	28,000	9,000	58,000
52,000	46,000	48,000	78,000	74,000
17,000	16,000	14,000	13,000	20,000
17,000	18,000	15,000	13,000	20,000
8,000	8,000	8,000	10,000	13,000
6,000	5,000	5,000	5,000	6,000
2,309	4,271	3,188	3,763	3,291

593,816	301,318	552,481	246,503	1,014,657
—	(52,663)	—	(71,748)	(99,866)

593,816	248,655	552,481	174,755	914,791

(6,268)	(226,639)	(190,871)	(40,689)	1,344,878

1,050,616	1,747,532	4,788,025	412,629	(3,355,564)
—	—	—	—	1,702,798
—	—	—	—	230,127
—	—	—	(19,510)	178,248
—	—	—	—	(1,046,581)
—	—	—	—	3,290,352

1,050,616	1,747,532	4,788,025	393,119	999,380

8,058,508	1,580,227	6,221,903	2,853,754	3,870,051
—	—	—	—	(131,740)
—	—	—	5,993	(4,555)
—	—	—	—	3,025,947
—	—	—	—	65,659
—	—	—	—	(3,106,249)

8,058,508	1,580,227	6,221,903	2,859,747	3,719,113

9,109,124	3,327,759	11,009,928	3,252,866	4,718,493

$9,102,856	$3,101,120	$10,819,057	$3,212,177	$6,063,371

See Notes to Financial Statements

Strategic Partners Style Specific Funds	77

Statement of Changes in Net Assets

(Unaudited)

	Strategic Partners

	Large Capitalization Growth Fund

	Six Months Ended January 31, 2004	Year Ended July 31, 2003
INCREASE (DECREASE) IN NET ASSETS

Operations
Net investment income (loss)	$(755,822)	$(1,275,520)
Net realized gain (loss) on investments and foreign currency transactions	1,888,958	(15,479,764)
Net change in unrealized appreciation (depreciation) of investments and foreign currencies	14,328,000	30,256,839

Net increase (decrease) in net assets resulting from operations	15,461,136	13,501,555

Dividends and distributions (Note 1)
Dividends from net investment income
Class A	—	—
Class B	—	—
Class C	—	—

Total dividends from net investment income	—	—

Distributions from net realized gains
Class A	—	—
Class B	—	—
Class C	—	—

Total distributions from net realized gains	—	—

Fund share transactions (Net of share conversions) (Note 6)
Proceeds from shares sold	7,267,637	14,414,027
Net asset value of shares issued in reinvestment of dividends and distributions	—	—
Cost of shares reacquired	(14,176,856)	(24,743,436)

Net increase (decrease) in net assets from Fund share transactions	(6,909,219)	(10,329,409)

Total increase (decrease)	8,551,917	3,172,146

NET ASSETS

Beginning of period	109,676,944	106,504,798

End of period(a)	$118,228,861	$109,676,944

(a) Includes undistributed net investment income of:	$—	$—

See Notes to Financial Statements.

78	Visit our website at www.strategicpartners.com

Strategic Partners

Large Capitalization Value Fund		Small Capitalization Growth Fund

Six Months Ended January 31, 2004	Year Ended July 31, 2003	Six Months Ended January 31, 2004	Year Ended July 31, 2003

$(6,268)	$117,000	$(226,639)	$(334,007)
1,050,616	(3,846,891)	1,747,532	(4,363,806)

8,058,508	8,927,941	1,580,227	6,250,804

9,102,856	5,198,050	3,101,120	1,552,991

(88,068)	(17,498)	—	—
(18,131)	—	—	—
(11,428)	—	—	—

(117,627)	(17,498)	—	—

—	—	—	—
—	—	—	—
—	—	—	—

—	—	—	—

8,744,949	9,733,659	3,145,388	5,160,318

111,142	16,380	—	—
(6,922,863)	(11,155,623)	(2,526,010)	(4,460,433)

1,933,228	(1,405,584)	619,378	699,885

10,918,457	3,774,968	3,720,498	2,252,876

48,734,714	44,959,746	18,433,883	16,181,007

$59,653,171	$48,734,714	$22,154,381	$18,433,883

$—	$—	$—	$—

See Notes to Financial Statements

Strategic Partners Style Specific Funds	79

Statement of Changes in Net Assets

(Unaudited)

	Strategic Partners

	Small Capitalization Value Fund
	Six Months Ended January 31, 2004	Year Ended July 31, 2003
INCREASE (DECREASE) IN NET ASSETS

Operations
Net investment income (loss)	$(190,871)	$(557,194)
Net realized gain (loss) on investments and foreign currency transactions	4,788,025	(4,564,766)
Net change in unrealized appreciation (depreciation) of investments and foreign currencies	6,221,903	11,866,008

Net increase (decrease) in net assets resulting from operations	10,819,057	6,744,048

Dividends and distributions (Note 1)
Dividends from net investment income
Class A	—	—
Class B	—	—
Class C	—	—

Total dividends from net investment income	—	—

Distributions from net realized gains
Class A	—	(1,089,208)
Class B	—	(1,871,892)
Class C	—	(1,989,259)

Total distributions from net realized gains	—	(4,950,359)

Fund share transactions (net of share conversions) (Note 6)
Proceeds from shares sold	7,317,678	10,557,866
Net asset value of shares issued in reinvestment of dividends and distributions	—	4,781,348
Cost of shares reacquired	(8,527,681)	(13,461,729)

Net increase (decrease) in net assets from Fund share transactions	(1,210,003)	1,877,485

Total increase (decrease)	9,609,054	3,671,174

NET ASSETS

Beginning of period	45,021,759	41,350,585

End of period(a)	$54,630,813	$45,021,759

(a) Includes undistributed net investment income of:	$—	$—

See Notes to Financial Statements.

80	Visit our website at www.strategicpartners.com

Strategic Partners

International Equity Fund		Total Return Bond Fund

Six Months Ended January 31, 2004	Year Ended July 31, 2003	Six Months Ended January 31, 2004	Year Ended July 31, 2003

$(40,689)	$33,744	$1,344,878	$3,205,589
393,119	(2,166,599)	999,380	5,739,016

2,859,747	3,076,976	3,719,113	(156,751)

3,212,177	944,121	6,063,371	8,787,854

(25,341)	—	(459,941)	(689,427)
(11,325)	—	(1,067,036)	(1,579,423)
(14,554)	—	(674,108)	(1,124,275)

(51,220)	—	(2,201,085)	(3,393,125)

—	—	(785,196)	(473,668)
—	—	(2,066,801)	(1,282,600)
—	—	(1,292,718)	(934,677)

—	—	(4,144,715)	(2,690,945)

192,572	5,650,196	12,287,700	53,769,126

48,119	—	5,449,934	5,052,502
(2,062,812)	(5,574,133)	(29,297,322)	(42,812,054)

(1,822,121)	76,063	(11,559,688)	16,009,574

1,338,836	1,020,184	(11,842,117)	18,713,358

16,672,110	15,651,926	130,261,883	111,548,525

$18,010,946	$16,672,110	$118,419,766	$130,261,883

$—	$—	$—	$673,264

See Notes to Financial Statements

Strategic Partners Style Specific Funds	81

Notes to Financial Statements

(Unaudited)

Strategic Partners Style Specific Funds (the “Trust”), is an open-end management investment company, which was established as a Delaware business trust on July 8, 1999. The Trust consists of six separate funds (the “Fund” or “Funds”): Strategic Partners Large Capitalization Growth Fund (“Large Capitalization Growth”), Strategic Partners Large Capitalization Value Fund (“Large Capitalization Value”), Strategic Partners Small Capitalization Growth Fund (“Small Capitalization Growth”), Strategic Partners Small Capitalization Value Fund (“Small Capitalization Value”), Strategic Partners International Equity Fund (“International Equity”) and Strategic Partners Total Return Bond Fund (“Total Return Bond”). The Trust did not have any activity until September 2, 1999 when it issued to Prudential Investments LLC (“PI”), 600 each of Class A, Class B and Class C shares of each of Large Capitalization Growth, Large Capitalization Value, Small Capitalization Growth, Small Capitalization Value, International Equity and 334 Class A shares and 333 each of Class B and Class C shares of Total Return Bond for a total of $100,000. The Funds’ investment operations commenced on November 3, 1999.

The Funds’ investment objectives are as follows: Large Capitalization Growth—long-term capital appreciation through investment primarily in common stocks that, in the investment adviser’s opinion, should have growth faster than that of the S&P 500; Large Capitalization Value—total return consisting of capital appreciation and dividend income through investment primarily in common stocks that, in the investment adviser’s opinion, are undervalued; Small Capitalization Growth—maximum capital appreciation through investment primarily in small company common stocks that, in the investment adviser’s opinion, have growth faster than that of the U.S. economy in general; Small Capitalization Value—above average capital appreciation through investment in small company common stocks that, in the investment adviser’s opinion, are undervalued or overlooked in the marketplace; International Equity—capital appreciation through investment primarily in stocks of companies domiciled outside the United States; Total Return Bond—total return consisting of current income and capital appreciation through investment primarily in fixed-income securities of varying maturities with a dollar-weighted average portfolio maturity of more than four years but not more than fifteen years. The ability of issuers of debt securities (other than those issued or guaranteed by the U.S. Government) held by the Funds to meet their obligations may be affected by economic or political developments in a specific industry, region or country.

82	Visit our website at www.strategicpartners.com

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Trust and the Funds in the preparation of their financial statements.

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and ask prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the official closing price provided by Nasdaq. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadviser(s); to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Options on securities and indices traded on an exchange are valued at the mean between the most recently quoted bid and asked prices on such exchange. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Funds’ normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities which mature in 60 days or less are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than 60 days are valued at current market quotations.

Strategic Partners Style Specific Funds	83

Notes to Financial Statements

(Unaudited) Cont’d.

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is the Trust’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Funds are presented at the foreign exchange rates and market values at the close of the fiscal period, the Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities held at the end of the fiscal period. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the fiscal period. Accordingly, realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the holding of foreign currencies, currency gains or losses realized between the trade date and settlement date on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from

84	Visit our website at www.strategicpartners.com

valuing foreign currency denominated assets and liabilities (other than investments) at period-end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on investments and foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political or economic instability, or the level of governmental supervision and regulation of foreign securities markets.

Forward Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. International Equity and Total Return Bond may enter into forward currency contracts in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency. The contracts are valued daily at current forward exchange rates and any unrealized gain or loss is included in the Statement of Assets and Liabilities as net unrealized appreciation or depreciation on forward currency contracts. Gain or loss is realized on the settlement date of the contract equal to the difference between the settlement value of the original and renegotiated forward contracts. This gain or loss, if any, is included in net realized gain or loss on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statement of Operations as net realized gain or loss on financial futures contracts.

The Funds invest in financial futures contracts in order to hedge their existing portfolio securities, or securities the Funds intend to purchase, against fluctuations in value caused by changes in prevailing interest rates or market conditions. Should interest rates move unexpectedly, the Funds may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. International Equity

Strategic Partners Style Specific Funds	85

Notes to Financial Statements

(Unaudited) Cont’d.

and Total Return Bond are the only funds that may invest in financial futures contracts.

Options: International Equity and Total Return Bond may either purchase or write options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates with respect to securities, which the Funds currently own or intend to purchase. The Funds’ principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When a Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When a Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, a Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase in determining whether the Fund has realized a gain or loss. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain or loss on investment transactions. Gain or loss on written options is presented separately as net realized gain or loss on options written.

The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. The Fund, as purchaser of an option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts.

Swaps: Total Return Bond may enter into swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund enters into interest rate, forward swap spread lock and credit default swap agreements to manage its exposure to interest rates and credit risk. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest. Forward spread lock swap agreement involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate. In a credit default

86	Visit our website at www.strategicpartners.com

swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. Dividends and interest on the securities in the swap are included in the value of the exchange. The swaps are valued daily at current market value and any unrealized gain or loss is included in the Statement of Assets and Liabilities. Gain or loss is realized on the termination date of the swap and is equal to the difference between the Fund’s basis in the swap and the proceeds of the closing transaction, including any fees. During the period that the swap agreement is open, the Fund may be subject to risk from the potential inability of the counterparty to meet the terms of the agreement.

Short Sales: Total Return Bond may enter into short sales of securities as a method of hedging potential price declines in similar securities owned. The Fund may sell a security it does not own in anticipation of a decline in the market value of that security (short sale). When the Fund makes a short sale, it will borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver them security upon conclusion of the sale. The Fund may have to pay a fee to borrow the particular security and may be obligated to return any interest or dividends received on such borrowed securities. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited as to dollar amount, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than the proceeds originally received, respectively, and is presented in the Statement of Operations as net realized gain or loss on short sales.

The use of derivative transactions may involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

When-Issued/Delayed Delivery Securities: Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Fund enters into such transactions, it instructs the custodian to segregate assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized and unrealized gains and losses from security and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Funds amortize premiums and accrete discounts on debt securities as adjustments to interest income. Expenses are recorded on the accrual basis.

Strategic Partners Style Specific Funds	87

Notes to Financial Statements

(Unaudited) Cont’d.

Net investment income or loss (other than distribution fees, which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: Total Return Bond Fund declares dividends from net investment income daily and pays such dividends monthly. All other Funds declare and pay a dividend from net investment income, if any, at least annually. Each Fund declares and pays its net gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Taxes: For federal income tax purposes, each Fund in the Trust is treated as a separate tax-paying entity. It is each Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign interest and dividends are recorded net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Trust has a management agreement with PI. Pursuant to this agreement, PI manages the investment operations of the Funds, administers the Funds’ affairs and is responsible for the selection, subject to review and approval of the Trustees, of the advisers. PI supervises the advisers’ performance of advisory services and makes recommendations to the Trustees as to whether the advisers’ contracts should be renewed, modified or terminated. PI pays for the costs pursuant to the advisory agreements, the cost of compensation of officers of the Trust, occupancy and certain

88	Visit our website at www.strategicpartners.com

clerical and accounting costs of the Trust. The Funds bear all other costs and expenses.

The advisers noted below each furnished investment advisory services in connection with the management of the Funds. Each of the two advisers of the domestic equity Funds—Large Capitalization Growth, Large Capitalization Value, Small Capitalization Growth and Small Capitalization Value—manages approximately 50% of the assets of the respective Fund. In general, in order to maintain an approximately equal division of assets between the two advisers, all daily cash inflows (i.e., subscriptions and reinvested distributions) and outflows (i.e., redemptions and expenses items) are divided between the two advisers, as PI deems appropriate. In addition, there may be a periodic rebalancing of each Fund’s assets to take account of market fluctuations in order to maintain the approximately equal allocation.

Fund	Adviser
Large Capitalization Growth	Columbus Circle Investors and Oak Associates, Ltd.
Large Capitalization Value	J.P. Morgan Investment Management, Inc. and Hotchkis & Wiley Capital Management, LLC
Small Capitalization Growth	Westcap Investors LLC and RS Investment Management, L.P.*
Small Capitalization Value	NFJ Investment Group L.P.** and EARNEST Partners, LLC
International Equity	Lazard Asset Management LLC
Total Return Bond	Pacific Investment Management Company LLC

*	Effective at the close of business on October 3, 2003, RS Investment Management, L.P. replaced JP Morgan Investment Management, Inc. as subadviser for a portion of the Fund.
**	Effective at the close of business on October 8, 2003, NFJ Investment Group L.P. replaced National City Investment Management Co. as subadviser for a portion of the Fund.

The management fee paid to PI is computed daily and payable monthly, at an annual rate of the average daily net assets of the Funds as specified below. From its fee, PI pays each adviser for its services.

Fund	Total Management Fee
Large Capitalization Growth	.70%
Large Capitalization Value	.70%
Small Capitalization Growth	.70%
Small Capitalization Value	.70%
International Equity	.80%
Total Return Bond	.50%

Strategic Partners Style Specific Funds	89

Notes to Financial Statements

(Unaudited) Cont’d.

PI has agreed to reimburse each Fund (except Large Capitalization Growth), the portion of the management fee for that Fund equal to the amount that the aggregate annual ordinary operating expenses (excluding interest, taxes and brokerage commissions) exceed the percentage stated below, of the Fund’s average daily net assets.

Fund	Expense Limit
Large Capitalization Value
Class A	1.60%
Class B	2.35
Class C	2.35
Small Capitalization Growth
Class A	1.85
Class B	2.60
Class C	2.60
Small Capitalization Value
Class A	1.95
Class B	2.70
Class C	2.70
International Equity
Class A	2.00
Class B	2.00
Class C	2.00
Total Return Bond
Class A	1.05
Class B	1.55
Class C	1.55

The Trust has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, B and C shares of the Trust. The Trust compensates PIMS for distributing and servicing the Funds’ Class A, Class B and Class C shares, pursuant to plans of distribution (the “Class A, B and C Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly.

Pursuant to Class A, B and C Plans, the Trust compensates PIMS for distribution-related activities at an annual rate of up to .30 of 1%, 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively. Such expenses under the Plans were .25 of 1%, 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively, of all Funds except International Equity Fund and Total Return Bond Fund for the six months ended January 31, 2004.

90	Visit our website at www.strategicpartners.com

With respect to the International Equity Fund, such expenses under the Plans were .25 of 1% of the average daily net assets of Class A, Class B, and Class C shares for the six months ended January 31, 2004.

With respect to the Total Return Bond Fund, such expenses under the Plans were .25 of 1%, .75 of 1% and .75 of 1% of the average daily net assets of the Class A, Class B and Class C shares, respectively, for the six months ended January 31, 2004.

PIMS has advised the Funds of its receipt of front-end sales charges resulting from sales of Class A and Class C shares during the six months ended January 31, 2004. These amounts were approximately as follows:

Fund	Class A	Class C
Large Capitalization Growth	$28,800	$15,900
Large Capitalization Value	40,300	14,700
Small Capitalization Growth	8,400	5,900
Small Capitalization Value	28,300	12,500
Total Return Bond	32,700	13,700

From these fees, PIMS paid such sales charges to dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Funds of its receipt of contingent deferred sales charges imposed upon certain redemptions by certain Class B and Class C shareholders for the six months ended January 31, 2004. These amounts were approximately as follows:

Fund	Class B	Class C
Large Capitalization Growth	$36,900	$1,600
Large Capitalization Value	28,700	800
Small Capitalization Growth	6,800	800
Small Capitalization Value	18,900	6,600
International Equity	8,600	2,500
Total Return Bond	120,700	25,700

PI and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

The Trust, along with other affiliated registered investment companies (the “Companies”), is party to a syndicated credit agreement (“SCA”) with a group of banks. The SCA provides for a commitment of $800 million and allows the Companies to increase the commitment to $1 billion, if necessary. Interest on any borrowings will be incurred at market rates. The Companies pay a commitment fee of .08 of 1% of the unused portion of the SCA. The commitment fee is accrued daily and paid quarterly and is allocated to the Companies pro rata, based on net assets. The

Strategic Partners Style Specific Funds	91

Notes to Financial Statements

(Unaudited) Cont’d.

purpose of the SCA is to serve as an alternative source of funding for capital share redemptions. The expiration date of the SCA is April 30, 2004. The Trust did not borrow any amounts pursuant to the SCA during the six months ended January 31, 2004.

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Funds’ transfer agent. The following amounts represent the fees incurred for the services of PMFS for the six months ended January 31, 2004 as well as the fees due to PMFS as of January 31, 2004.

Fund	Amount Incurring for the Six Months Ended January 31, 2004	Amount Due as of January 31, 2004
Large Capitalization Growth	$92,600	$15,000
Large Capitalization Value	35,100	5,900
Small Capitalization Growth	24,800	4,100
Small Capitalization Value	39,200	6,600
International Equity	16,300	2,600
Total Return Bond	72,300	11,700

The Funds pay networking fees to affiliated and unaffiliated broker/dealers, including fees relating to the services of Wachovia Securities, LLC (“Wachovia”), a joint venture formed when Prudential and Wachovia Corp. combined their brokerage businesses with Prudential holding a minority interest. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations. The Funds paid networking fees as follows:

Fund	Total Networking Fees	Paid to Wachovia	Due to Wachovia as of January 31, 2004
Large Capitalization Growth	$18,800	$17,800	$2,900
Large Capitalization Value	6,000	5,400	1,100
Small Capitalization Growth	4,800	4,600	800
Small Capitalization Value	6,300	6,000	1,200
International Equity	2,600	2,500	500
Total Return Bond	9,500	8,000	1,500

92	Visit our website at www.strategicpartners.com

For the six months ended January 31, 2004, the amount of brokerage commissions earned by Wachovia from transactions executed on behalf of the Funds were as follows:

Fund	Wachovia
Large Capital Growth	$1,575
Large Capital Value	534
Small Capitalization Growth	87
Small Capitalization Value	115

Certain Funds invest in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund, pursuant to an exceptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI. During the six months ended January 31, 2004, the following Funds earned income from the Series by investing their excess cash.

Fund	Earned Income
Large Capitalization Growth	$10,347
Large Capitalization Value	5,147
Small Capitalization Growth	6,213
Small Capitalization Value	8,770
International Equity	34

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, excluding government securities and short-term investments, for the six months ended January 31, 2004 were as follows:

Portfolio	Purchases	Sales
Large Capitalization Growth	$26,235,694	$34,729,146
Large Capitalization Value	18,087,021	15,609,250
Small Capitalization Growth	20,736,076	21,152,879
Small Capitalization Value	26,444,661	27,839,836
International Equity	3,346,319	5,061,174
Total Return Bond	101,870,685	179,936,895

Strategic Partners Style Specific Funds	93

Notes to Financial Statements

(Unaudited) Cont’d.

At January 31, 2004, Total Return Bond had outstanding forward currency contracts as follows:

Foreign Currency Purchase Contracts	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Euros, 116,000 Expiring 2/10/04	$146,582	$144,067	$(2,515)
Japanese Yen, 8,470,000 Expiring 2/18/04	79,598	80,061	463

	$226,180	$224,128	$(2,052)

Foreign Currency Sale Contracts	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Euros, 3,623,000 Expiring 2/10/04	$4,556,343	$4,499,616	$56,727
Pound Sterling, 139,000 Expiring 2/25/04	252,516	252,529	(13)
Japanese Yen, 14,486,846 Expiring 2/18/04	137,000	136,935	65

	$4,945,859	$4,889,080	$56,779

94	Visit our website at www.strategicpartners.com

During the six months ended January 31, 2004, Total Return Bond entered into financial futures contracts. Details of open contracts at January 31, 2004 were as follows:

Number of Contracts	Type	Expiration Date	Current Value	Value at Trade Date	Unrealized Appreciation (Depreciation)
Long Positions
337	10yr US T-Note	Mar. 2004	$38,228,437	$37,309,484	$918,953
105	10yr Euro-Bund	Mar. 2004	14,850,738	14,629,497	221,241
71	10yr US T-Note	Jun. 2004	7,940,906	7,938,719	2,187
28	90 Day Euro	Mar. 2007	6,681,500	6,648,600	32,900
18	90 Day GBP Libor	Dec. 2004	3,896,074	3,907,969	(11,895)
9	90 Day GBP Libor	Mar. 2005	1,945,375	1,969,732	(24,357)
6	90 Day Euro Euribor	Dec. 2004	1,815,277	1,809,537	5,740
4	90 Day GBP Libor	Sept. 2004	867,341	875,587	(8,246)
4	90 Day GBP Libor	Jun. 2004	869,344	874,932	(5,588)
4	90 Day GBP Libor	Mar. 2004	871,437	876,619	(5,182)

					$1,125,753

Short Positions
5	15yr US T-Bond	Mar. 2004	$556,719	$543,594	$(13,125)
41	5yr US T-Note	Mar. 2004	4,605,453	4,586,875	(18,578)

					$(31,703)

					$1,094,050

Transactions in options written during the six months ended January 31, 2004, were as follows:

Total Return Bond	Number of Contracts/ Notional Amount	Premiums Received
Options outstanding at July 31, 2003	18,800,105	$525,084
Options written	18,200,067	271,568
Options expired	(5,200,150)	(230,127)

Options outstanding at January 31, 2004	31,800,022	$566,525

Strategic Partners Style Specific Funds	95

Notes to Financial Statements

(Unaudited) Cont’d.

Total Return Bond entered into interest rate swap agreements during the six months ended January 31, 2004. The Fund paid a transaction fee for entering into the agreements. Details of the swap agreements outstanding as of January 31, 2004, were as follows:

Counterparty	Termination Date	Notional Amount (000)		Fixed Rate	Floating Rate	Unrealized Appreciation (Depreciation)
Bank of America Securities LLC(b)	6/16/2009		$2,600	4.00%	3 Month LIBOR	$32,209
Goldman Sachs(a)	6/16/2014		$400	5.00%	3 Month LIBOR	(10,551)
Merrill Lynch & Co.(b)	3/29/2004	CHF	6,100	1.50%	3 Month LIBOR	6,754
Merrill Lynch & Co.(b)	3/29/2004	CHF	5,000	1.50%	3 Month LIBOR	25,619
JP Morgan(b)	3/29/2005	CHF	1,500	1.50%	3 month LIBOR	5,850
Barclay’s Bank PLC(b)	9/15/2004	EUR	8,100	3.50%	6 Month LIBOR	13,003
UBS Warburg LLC(a)	6/16/2004	EUR	7,700	4.00%	6 Month LIBOR	(182,894)
Goldman Sachs(b)	9/15/2004	EUR	2,000	3.50%	6 Month LIBOR	8,908
Morgan Stanley & Co. Inc.(b)	3/17/2004	GBP	5,600	4.25%	6 Month LIBOR	(30,373)
UBS Warburg LLC(b)	3/15/2004	GBP	5,300	5.25%	6 Month LIBOR	(73,084)
Goldman Sachs(a)	6/2/2005	JPY	170,000	1.07%	6 Month LIBOR	39,618
Morgan Stanley & Co. Inc.(a)	6/2/2005	JPY	170,000	1.07%	6 Month LIBOR	22,876

						$(142,065)

(a)	Fund pays the fixed rate and receives the floating rate.
(b)	Fund pays the floating rate and receives the fixed rate.

96	Visit our website at www.strategicpartners.com

Total Return Bond entered into credit default swap agreements during the six months ended January 31, 2004. Details of the swap agreements outstanding as of January 31, 2004 were as follows:

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Underlying Bond	Unrealized Appreciation (Depreciation)
Morgan Stanley & Co. Inc.(a)	12/20/2008	500	0.26%	Allstate Corp. 6.125%, 2/15/12	$(271)
Merrill Lynch & Co.(a)	12/20/2008	200	0.32%	Ingersoll-Rand Co., 6.48%, 6/1/25	91
Morgan Stanley & Co. Inc.(a)	12/20/2008	300	0.21%	Emerson Electric Co. 4.625%, 10/15/12	549
Barclay’s Bank PLC(a)	12/20/2008	400	0.16%	Eli Lilly & Co. Inc., 6.00%, 3/15/12	552
Bank of America Securities LLC(a)	12/20/2008	300	0.13%	E.I. Dupont, 6.875%, 10/15/09	551
Bear Stearns & Co.(a)	12/20/2008	400	0.32%	Hewlett Packard Co., 6.50%, 7/1/12	(1,852)
Lehman Brothers Inc.(a)	12/20/2008	400	0.11%	Johnson & Johnson, 3.80%, 5/15/13	(185)
Lehman Brothers Inc.(a)	12/20/2008	400	0.12%	Home Depot, Inc., 5.375%, 4/1/06	551
Citigroup Global Partners Inc.(a)	12/20/2008	300	0.29%	FedEx Corp., 7.25%, 2/15/11	75
Lehman Brothers Inc.(a)	12/20/2008	200	0.29%	Whirlpool Corp., 8.60%, 5/1/10	365
Citigroup Global Partners Inc.(a)	12/20/2008	400	0.28%	Eaton Corp., 5.75%, 7/15/12	(366)
Citigroup Global Partners Inc.(a)	12/20/2008	600	0.14%	Wal-Mart Stores, Inc., 6.875%, 8/10/09	275
UBS Warburg LLC(a)	12/20/2008	500	0.35%	Autozone, Inc. 5.875%, 10/15/12	2,173
Lehman Brothers Inc.(a)	12/20/2008	100	0.24%	Costco Wholesale Corp., 5.50%, 3/15/07	25
Lehman Brothers Inc.(a)	12/20/2008	200	0.35%	Masco Corp., 5.875%, 7/15/12	(276)
Lehman Brothers Inc.(a)	12/20/2008	200	0.35%	Radioshack Corp., 7.375%, 5/15/11	414
Barclay’s Bank PLC(a)	12/20/2008	100	0.67%	The Walt Disney Co., 6.375%, 3/1/12	(885)
Bear Stearns & Co.(a)	12/20/2008	100	1.09%	Capital One Bank, 4.875%, 5/15/08	(443)
Lehman Brothers Inc.(a)	12/20/2008	100	0.48%	Northrop Grumman Corp., 7.1425%, 2/15/11	(294)
Lehman Brothers Inc.(a)	12/20/2008	100	0.53%	Lockheed Martin Corp., 8.20%, 12/1/09	(385)
UBS Warburg LLC(a)	12/20/2008	100	0.97%	Goodrich Corp., 7.625%, 12/15/12	(1,855)
UBS Warburg LLC(a)	12/20/2008	100	0.98%	Sun Microsystems, Inc., 7.65%, 8/15/09	(1,275)

Strategic Partners Style Specific Funds	97

Notes to Financial Statements

(Unaudited) Cont’d.

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Underlying Bond	Unrealized Appreciation (Depreciation)
Barclay’s Bank PLC(a)	12/20/2008	100	0.67%	Clear Channel Communications, Inc. 7.65%, 9/15/10	$(462)
Bear Stearns & Co.(a)	12/20/2008	100	0.24%	Deere & Co. 7.875%, 5/15/10	137
UBS Warburg LLC(a)	12/20/2008	100	0.37%	Radioshack Corp., 7.375%, 5/15/11	116
Bear Stearns & Co.(a)	12/20/2008	100	0.19%	Catepillar, Inc. 7.25%, 9/15/09	46
Morgan Stanley & Co. Inc.(a)	12/20/2008	100	0.22%	Emerson Electric Co., 7.125%, 8/15/10	137
Merrill Lynch & Co.(a)	12/20/2008	200	0.35%	Devon Energy Corp., 6.875%, 9/30/11	141
Bear Stearns & Co.(a)	12/20/2008	100	0.60%	International Paper Co., 6.75%, 9/1/11	205
Merrill Lynch & Co.(a)	12/20/2008	100	0.85%	Andarko Petroleum Corp., 5.00%, 10/1/12	45
UBS Warburg LLC(a)	12/20/2008	100	0.44%	Carnival Corp. 6.15%, 4/15/08	354
Morgan Stanley & Co. Inc.(a)	10/20/2008	100	0.42%	Countrywide Home Loans, Inc., 5.625%, 7/15/09	(112)
Merrill Lynch & Co.(a)	12/20/2008	100	0.28%	Occidental Petroleum Corp., 6.75%, 1/15/12	91
Goldman Sachs(a)	12/20/2008	100	0.60%	Clear Channel Communications, Inc., 7.65%, 9/15/10	(144)
Lehman Brothers Inc.(a)	12/20/2008	100	0.45%	Cox Communications, Inc., 7.75%, 11/1/10	388
UBS Warburg LLC(a)	12/20/2008	100	0.44%	Simon Properties Group, L.P., 5.45%, 3/15/13	(249)
UBS Warburg LLC(a)	12/20/2008	100	0.53%	The Kroger Co., 4.75%, 4/15/12	(112)
Bear Stearns & Co.(a)	12/20/2008	100	0.15%	Wal-Mart Stores, Inc., 6.875%, 8/10/09	—
Merrill Lynch & Co.(a)	12/20/2008	100	0.85%	Motorola, Inc., 7.625%, 11/15/10	(1,140)
Merrill Lynch & Co.(a)	12/20/2008	100	0.22%	Gannett Co., 6.375%, 4/1/12	—

					$(3,025)

(a)	Fund pays the fixed rate and receives the floating rate.

98	Visit our website at www.strategicpartners.com

Note 5. Tax Information

The United States federal income tax basis and unrealized appreciation (depreciation) of the Funds’ investments as of January 31, 2004 were as follows:

Fund	Tax Basis	Appreciation	Depreciation	Other Cost Basis Adjustments	Net Unrealized Appreciation (Depreciation)
Large Capitalization Growth	$114,496,455	$17,248,768	$14,453,229	—	$2,795,539
Large Capitalization Value	47,503,616	13,482,232	1,032,578	—	12,449,654
Small Capitalization Growth	19,789,968	3,049,813	466,109	—	2,583,704
Small Capitalization Value	43,033,888	12,387,370	445,496	—	11,941,874
International Equity	14,553,501	3,842,447	106,043	—	3,736,404
Total Return Bond	159,241,778	1,390,596	2,270,252	$393,941	(485,715)

The differences between book basis and tax basis are primarily attributable to deferred losses on wash sales and mark to market on passive foreign investment companies. The other cost basis adjustments are primarily attributable to appreciation (depreciation) of foreign currency and mark to market of receivables, payables and swaps.

For federal income tax purposes, Large Capitalization Growth, Large Capitalization Value, Small Capitalization Growth, Small Capital Value and International Equity each had a capital loss carryforward as of July 31, 2003. Accordingly, no capital gain distributions are expected to be paid to shareholders until future net gains have been realized in excess of such carryforwards. In addition, certain Funds have elected to treat net capital losses and/or net currency losses incurred in the nine-month period ended July 31, 2003 as having been incurred in the current fiscal year.

The capital loss carryforwards and the post-October losses were as follows at the beginning of the current fiscal year:

	Post-October Losses		Capital Loss Carryforward
Fund	Currency	Capital
Large Capitalization Growth(a)	—	$9,566,000	$78,893,000
Large Capitalization Value(b)	—	2,095,000	2,536,000
Small Capitalization Growth(c)	—	2,660,000	7,431,000
Small Capitalization Value	—	2,306,000	1,981,000	(expiring in 2011)
International Equity(d)	$21,000	1,093,000	6,899,000

(a)	Approximately $10,021,000 expiring in 2009, $32,296,000 expiring in 2010, and $36,576,000 expiring in 2011.
(b)	Approximately $662,000 expiring in 2010 and $1,874,000 expiring in 2011.
(c)	Approximately $350,000 expiring in 2009, $2,821,000 expiring in 2010 and $4,260,000 expiring in 2011.
(d)	Approximately $18,000 expiring in 2009, $3,104,000 expiring in 2010 and $3,777,000 expiring in 2011.

Strategic Partners Style Specific Funds	99

Notes to Financial Statements

(Unaudited) Cont’d.

Note 6. Capital

The Fund offers Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge of up to 5% for each of the Funds except Class A shares of the Total Return Bond which are sold with a front-end sales charge of up to 4%. Class A shares purchased on or after March 15, 2004 will be subject to a maximum front-end sales charge of 5.50% for each of the Funds except Class A shares of Total Return Bond which will be subject to a front-end sales charge of 4.50%. Effective on March 15, 2004, all investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a front-end sales charge of 1% and a CDSC of 1% during the first 18 months. Class C shares purchased on or after February 2, 2004 are not subject to a front-end sales charge and have a CDSC of 1% during the first 12 months. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. The Trust has authorized an unlimited number of shares of beneficial interest at $.001 par value per share.

Transactions in shares of beneficial interest during the six months ended January 31, 2004 were as follows:

Fund	Shares Sold	Shares Issued in Reinvestment of Dividends and Distributions	Shares Reacquired	Shares Issued/ Reacquired Upon Conversion From Class B To Class A	Net Increase (Decrease) in Shares Outstanding
Large Capitalization Growth
Class A	438,406	—	(699,144)	47,123	(213,615)
Class B	297,765	—	(407,427)	(48,522)	(158,184)
Class C	310,911	—	(951,533)	—	(640,622)
Large Capitalization Value
Class A	330,128	7,187	(203,315)	8,344	142,344
Class B	233,795	1,509	(165,472)	(8,505)	61,327
Class C	222,651	946	(246,585)	—	(22,988)

100	Visit our website at www.strategicpartners.com

Fund	Shares Sold	Shares Issued in Reinvestment of Dividends and Distributions	Shares Reacquired	Shares Issued/ Reacquired Upon Conversion From Class B To Class A	Net Increase (Decrease) in Shares Outstanding
Small Capitalization Growth
Class A	101,715	—	(134,713)	6,497	(26,501)
Class B	146,547	—	(74,896)	(6,705)	64,946
Class C	195,112	—	(150,270)	—	44,842
Small Capitalization Value
Class A	230,605	—	(220,798)	6,619	16,426
Class B	171,716	—	(153,661)	(6,851)	11,204
Class C	133,223	—	(255,545)	—	(122,322)
International Equity
Class A	22,688	3,017	(61,731)	1,460	(34,566)
Class B	3,381	1,407	(70,401)	(1,499)	(67,112)
Class C	448	1,842	(145,628)	—	(143,338)
Total Return Bond
Class A	612,157	112,769	(507,957)	27,698	244,667
Class B	290,085	256,751	(1,148,394)	(27,690)	(629,248)
Class C	253,182	150,705	(1,092,236)	—	(688,349)

Fund	Net Proceeds from Shares Sold	Net Asset Value of Shares Issued in Reinvestment of Dividends and Distributions	Cost of Shares Reacquired	Shares Issued/ Reacquired Upon Conversion From Class B To Class A	Net Increase (Decrease) in Net Assets from Fund Share Outstanding
Large Capitalization Growth
Class A	$3,111,256	$—	$(4,924,552)	$330,625	$(1,482,671)
Class B	2,023,406	—	(2,764,628)	(330,625)	(1,070,847)
Class C	2,132,975	—	(6,487,676)	—	(4,354,701)
Large Capitalization Value
Class A	3,695,481	83,159	(2,324,576)	89,996	1,544,060
Class B	2,555,666	17,194	(1,828,259)	(89,996)	654,605
Class C	2,493,802	10,789	(2,770,028)	—	(265,437)
Small Capitalization Growth
Class A	742,934	—	(953,535)	47,219	(163,382)
Class B	1,019,927	—	(522,160)	(47,219)	450,548
Class C	1,382,527	—	(1,050,315)	—	332,212
Small Capitalization Value
Class A	3,216,228	—	(3,048,589)	90,689	258,328
Class B	2,316,369	—	(2,085,576)	(90,689)	140,104
Class C	1,785,081	—	(3,393,516)	—	(1,608,435)
International Equity
Class A	163,244	23,474	(464,711)	10,998	(266,995)
Class B	26,044	10,681	(518,625)	(10,998)	(492,898)
Class C	3,284	13,964	(1,079,476)	—	(1,062,228)
Total Return Bond
Class A	6,482,070	1,182,573	(5,399,397)	292,871	2,558,117
Class B	3,101,773	2,689,221	(12,256,117)	(292,871)	(6,757,994)
Class C	2,703,857	1,578,141	(11,641,808)	—	(7,359,810)

Strategic Partners Style Specific Funds	101

Notes to Financial Statements

(Unaudited) Cont’d

Transactions in shares of beneficial interest during the year ended July 31, 2003 were as follows:

Fund	Shares Sold	Shares Issued in Reinvestment of Dividends and Distributions	Shares Reacquired	Shares Issued/ Reacquired Upon Conversion From Class B To Class A	Net Increase (Decrease) in Shares Outstanding
Large Capitalization Growth
Class A	1,118,992	—	(1,040,284)	109,434	188,142
Class B	486,818	—	(1,379,371)	(112,220)	(1,004,773)
Class C	960,108	—	(2,093,782)	—	(1,133,674)
Large Capitalization Value
Class A	260,240	1,900	(248,455)	20,892	34,577
Class B	362,436	—	(468,376)	(21,214)	(127,154)
Class C	462,659	—	(556,297)	—	(93,638)
Small Capitalization Growth
Class A	283,295	—	(229,470)	11,251	65,076
Class B	174,939	—	(226,119)	(11,554)	(62,734)
Class C	422,077	—	(332,217)	—	89,860
Small Capitalization Value
Class A	431,212	105,558	(382,935)	23,747	177,582
Class B	184,467	186,880	(334,021)	(24,429)	12,897
Class C	355,397	198,051	(549,379)	—	4,069
International Equity
Class A	324,650	—	(269,306)	14,448	69,792
Class B	228,436	—	(262,952)	(14,790)	(49,306)
Class C	335,498	—	(349,163)	—	(13,665)
Total Return Bond
Class A	971,741	99,801	(1,027,756)	37,706	81,492
Class B	2,353,240	225,609	(1,466,068)	(37,696)	1,075,085
Class C	1,720,128	155,084	(1,509,277)	—	365,935

102	Visit our website at www.strategicpartners.com

Fund	Net Proceeds from Shares Sold	Net Asset Value of Shares Issued in Reinvestment of Dividends and Distributions	Cost of Shares Reacquired	Shares Issued/ Reacquired Upon Conversion From Class B To Class A	Net Increase (Decrease) in Net Assets from Fund Share Outstanding
Large Capitalization Growth
Class A	$6,467,463	$—	$(5,950,459)	$618,094	$1,135,098
Class B	2,700,697	—	(7,415,011)	(618,094)	(5,332,408)
Class C	5,245,867	—	(11,377,966)	—	(6,132,099)
Large Capitalization Value
Class A	2,336,471	16,380	(2,214,639)	185,481	323,693
Class B	3,235,133	—	(4,089,292)	(185,481)	(1,039,640)
Class C	4,162,055	—	(4,851,692)	—	(689,637)
Small Capitalization Growth
Class A	1,678,810	—	(1,367,401)	65,508	376,917
Class B	995,024	—	(1,251,490)	(65,508)	(321,974)
Class C	2,486,484	—	(1,841,542)	—	644,942
Small Capitalization Value
Class A	4,799,925	1,051,359	(4,178,267)	254,990	1,928,007
Class B	1,968,309	1,810,870	(3,503,166)	(254,990)	21,023
Class C	3,789,632	1,919,119	(5,780,296)	—	(71,545)
International Equity
Class A	2,120,885	—	(1,763,852)	89,378	446,411
Class B	1,453,598	—	(1,647,760)	(89,378)	(283,540)
Class C	2,075,713	—	(2,162,521)	—	(86,808)
Total Return Bond
Class A	10,412,366	1,050,938	(11,031,309)	405,207	837,202
Class B	25,040,795	2,371,876	(15,653,437)	(405,207)	11,354,027
Class C	18,315,965	1,629,688	(16,127,308)	—	3,818,345

7. Subsequent Event

Pursuant to the Plan of reorganization of the International Equity Fund, the Fund has merged into the Strategic Partners International Value Fund as of the close of business on March 5, 2004.

Strategic Partners Style Specific Funds	103

Financial Highlights

(Unaudited)

	Strategic Partners Large Capitalization Growth Fund

	Class A

	Six Months Ended January 31, 2004

Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$6.55

Income (loss) from investment operations
Net investment income (loss)	(.03)
Net realized and unrealized gain (loss) on investment transactions	1.01

Total from investment operations	.98

Net asset value, end of period	$7.53

Total Return(b)	14.96%
Ratios/Supplemental Data:
Net assets, end of period (000)	$25,230
Average net assets (000)	$24,131
Ratio to average net assets:
Expenses, including distribution and service (12b-1) fees(d)	1.46	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.21	%(c)
Net investment income (loss)	(.73	)%(c)
For Class A, B and C shares:
Portfolio turnover rate	24	%(f)

(a)	Commencement of investment operations
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(c)	Annualized
(d)	The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% of the average daily net assets of the Class A shares.
(e)	Calculations are based on average shares outstanding during the period.
(f)	Not annualized.

See Notes to Financial Statements.

104	Visit our website at www.strategicpartners.com

Strategic Partners Large Capitalization Growth Fund

Class A

Year Ended July 31,			November 3, 1999(a) Through July 31, 2000

2003(e)	2002(e)	2001

$5.68	$8.45	$13.19	$10.00

(.04)	(.05)	(.06)	(.06)
.91	(2.72)	(4.68)	3.25

.87	(2.77)	(4.74)	3.19

$6.55	$5.68	$8.45	$13.19

15.32%	(32.78)%	(35.94)%	31.90%

$23,355	$19,187	$33,180	$38,227
$19,782	$27,440	$40,028	$28,788

1.50%	1.36%	1.34%	1.17	%(c)
1.25%	1.11%	1.09%	.92	%(c)
(.68)%	(.65)%	(.60)%	(.62	)%(c)

57%	74%	64%	39	%(f)

See Notes to Financial Statements.

Strategic Partners Large Capitalization Growth Fund	105

Financial Highlights

(Unaudited) Cont’d.

	Strategic Partners Large Capitalization Growth Fund

	Class B

	Six Months Ended January 31, 2004

Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$6.37

Income (loss) from investment operations
Net investment income (loss)	(.05)
Net realized and unrealized gain (loss) on investment transactions	.97

Total from investment operations	.92

Net asset value, end of period	$7.29

Total Return(b)	14.44%
Ratios/Supplemental Data:
Net assets, end of period (000)	$36,059
Average net assets (000)	$34,336
Ratio to average net assets:
Expenses, including distribution and service (12b-1) fees	2.21	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.21	%(c)
Net investment income (loss)	(1.48	)%(c)

(a)	Commencement of investment operations
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(c)	Annualized
(d)	Calculations are based on average shares outstanding during the period.

See Notes to Financial Statements.

106	Visit our website at www.strategicpartners.com

Strategic Partners Large Capitalization Growth Fund

Class B

Year Ended July 31,			November 3, 1999(a) Through July 31, 2000

2003(d)	2002(d)	2001

$5.56	$8.34	$13.11	$10.00

(.08)	(.10)	(.15)	(.12)
.89	(2.68)	(4.62)	3.23

.81	(2.78)	(4.77)	3.11

$6.37	$5.56	$8.34	$13.11

14.57%	(33.33)%	(36.38)%	31.10%

$32,505	$33,990	$59,452	$75,819
$30,456	$48,934	$75,820	$59,151

2.25%	2.11%	2.09%	1.92	%(c)
1.25%	1.11%	1.09%	.92	%(c)
(1.42)%	(1.40)%	(1.35)%	(1.36	)%(c)

See Notes to Financial Statements.

Strategic Partners Large Capitalization Growth Fund	107

Financial Highlights

(Unaudited) Cont’d.

	Strategic Partners Large Capitalization Growth Fund

	Class C

	Six Months Ended January 31, 2004

Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$6.37

Income (loss) from investment operations
Net investment income (loss)	(.05)
Net realized and unrealized gain (loss) on investment transactions	.97

Total from investment operations	.92

Net asset value, end of period	$7.29

Total Return(b)	14.44%
Ratios/Supplemental Data:
Net assets, end of period (000)	$56,940
Average net assets (000)	$55,558
Ratio to average net assets:
Expenses, including distribution and service (12b-1) fees	2.21	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.21	%(c)
Net investment income (loss)	(1.48	)%(c)

(a)	Commencement of investment operations
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(c)	Annualized
(d)	Calculations are based on average shares outstanding during the period.

See Notes to Financial Statements.

108	Visit our website at www.strategicpartners.com

Strategic Partners Large Capitalization Growth Fund

Class C

Year Ended July 31,			November 3, 1999(a) Through July 31, 2000

2003(d)	2002(d)	2001

$5.56	$8.34	$13.11	$10.00

(.08)	(.10)	(.15)	(.12)
.89	(2.68)	(4.62)	3.23

.81	(2.78)	(4.77)	3.11

$6.37	$5.56	$8.34	$13.11

14.57%	(33.33)%	(36.38)%	31.10%

$53,817	$53,328	$98,015	$145,187
$49,591	$78,451	$129,942	$128,884

2.25%	2.11%	2.09%	1.92	%(c)
1.25%	1.11%	1.09%	.92	%(c)
(1.43)%	(1.40)%	(1.35)%	(1.32	)%(c)

See Notes to Financial Statements.

Strategic Partners Large Capitalization Growth Fund	109

Financial Highlights

(Unaudited) Cont’d.

	Strategic Partners Large Capitalization Value Fund

	Class A

	Six Months Ended January 31, 2004(d)

Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.32

Income (loss) from investment operations
Net investment income	.04
Net realized and unrealized gain (loss) on investment transactions	1.87

Total from investment operations	1.91

Less Distributions
Dividends from net investment income	(.08)
Distributions from net realized gains on investments	—

Total distributions	(.08)

Net asset value, end of period	$12.15

Total Return(b)	18.53%
Ratios/Supplemental Data:
Net assets, end of period (000)	$13,467
Average net assets (000)	$11,886
Ratio to average net assets:
Expenses, including distribution and service (12b-1) fees(d)	1.59	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.34	%(c)
Net investment income (loss)	.56	%(c)
For Class A, B and C shares:
Portfolio turnover rate	29	%(f)

(a)	Commencement of investment operations
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(c)	Annualized
(d)	The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% of the average daily net assets of the Class A shares.
(e)	Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios including distribution and service (12b-1) fees would have been 1.78%, 1.68% and 1.84% for the periods ended July 31, 2003, July 31, 2002 and July 31, 2001, respectively. The net investment income ratios would have been .68%, .58% and .51% for the periods ending July 31, 2003, July 31, 2002 and July 31, 2001, respectively.
(f)	Not annualized.

See Notes to Financial Statements.

110	Visit our website at www.strategicpartners.com

Strategic Partners Large Capitalization Value Fund

Class A

Year Ended July 31,						November 3, 1999(a) Through July 31, 2000

2003		2002		2001

$9.13		$11.01		$9.33		$10.00

.08		.07		.07		.05
1.13		(1.84)		1.77		(.69)

1.21		(1.77)		1.84		(.64)

(.02)		—		(.10)		(.03)
—		(.11)		(.06)		—

(.02)		(.11)		(0.16)		(0.03)

$10.32		$9.13		$11.01		$9.33

13.29%		(16.16)%		19.84%		(6.42)%

$9,973		$8,503		$10,091		$5,162
$8,718		$9,523		$7,565		$4,119

1.60	%(e)	1.60	%(e)	1.65	%(e)	2.36	%(c)
1.35	%(e)	1.35	%(e)	1.40	%(e)	2.11	%(c)
.86	%(e)	.66	%(e)	.71	%(e)	.63	%(c)

50%		55%		46%		58	%(f)

See Notes to Financial Statements.

Strategic Partners Large Capitalization Value Fund	111

Financial Highlights

(Unaudited) Cont’d.

	Strategic Partners Large Capitalization Value Fund

	Class B

	Six Months Ended January 31, 2004(d)

Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.14

Income (loss) from investment operations
Net investment income (loss)	(.01)
Net realized and unrealized gain (loss) on investment transactions	1.84

Total from investment operations	1.83

Less Distributions
Dividends from net investment income	(.01)
Distributions in excess of net investment income	—
Distributions from net realized gains on investments	—

Total distributions	(.01)

Net asset value, end of period	$11.96

Total Return(b)	18.04%
Ratios/Supplemental Data:
Net assets, end of period (000)	$23,908
Average net assets (000)	$21,754
Ratio to average net assets:
Expenses, including distribution and service (12b-1) fees	2.34	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.34	%(c)
Net investment income (loss)	(.19	)%(c)

(a)	Commencement of investment operations
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(c)	Annualized
(d)	Less than $.005 per share.
(e)	Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios including distribution and service (12b-1) fees would have been 2.53%, 2.43% and 2.59% for the periods ended July 31, 2003, July 31, 2002 and July 31, 2001, respectively. The net investment income ratios would have been (.06)%, (.17)% and (.22)% for the periods ending July 31, 2003, July 31, 2002 and July 31, 2001, respectively.

See Notes to Financial Statements.

112	Visit our website at www.strategicpartners.com

Strategic Partners Large Capitalization Value Fund

Class B

Year Ended July 31,						November 3, 1999(a) Through July 31, 2000

2003		2002		2001

$9.01		$10.96		$9.28		$10.00

.01		(.01)		—	(d)	—	(d)
1.12		(1.83)		1.76		(.70)

1.13		(1.84)		1.76		(.70)

—		—		—		—
—		—		(.02)		(.02)
—		(.11)		(.06)		—

—		(.11)		(0.08)		(0.02)

$10.14		$9.01		$10.96		$9.28

12.54%		(16.87)%		19.05%		(7.02)%

$19,645		$18,614		$21,724		$11,418
$17,776		$21,374		$17,188		$8,794

2.35	%(e)	2.35	%(e)	2.40	%(e)	3.11	%(c)
1.35	%(e)	1.35	%(e)	1.40	%(e)	2.11	%(c)
.12	%(e)	(.09	)%(e)	(.02	)%(e)	(.13	)%(c)

See Notes to Financial Statements.

Strategic Partners Large Capitalization Value Fund	113

Financial Highlights

(Unaudited) Cont’d.

	Strategic Partners Large Capitalization Value Fund

	Class C

	Six Months Ended January 31, 2004(d)

Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.14

Income (loss) from investment operations
Net investment income (loss)	(.01)
Net realized and unrealized gain (loss) on investment transactions	1.84

Total from investment operations	1.83

Less Distributions
Dividends from net investment income	(.01)
Distributions in excess of net investment income	—
Distributions from net realized gains on investments	—

Total distributions	(.01)

Net asset value, end of period	$11.96

Total Return(b)	18.01%
Ratios/Supplemental Data:
Net assets, end of period (000)	$22,279
Average net assets (000)	$20,689
Ratio to average net assets:
Expenses, including distribution and service (12b-1) fees	2.34	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.34	%(c)
Net investment income (loss)	(.19	)%(c)

(a)	Commencement of investment operations
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(c)	Annualized
(d)	Less than $.005 per share.
(e)	Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios including distribution and service (12b-1) fees would have been 2.53%, 2.43% and 2.59% for the periods ended July 31, 2003, July 31, 2002 and July 31, 2001, respectively. The net investment income ratios would have been (.06)%, (.18)% and (.18)% for the periods ending July 31, 2003, July 31, 2002 and July 31, 2001, respectively.

See Notes to Financial Statements.

114	Visit our website at www.strategicpartners.com

Strategic Partners Large Capitalization Value Fund

Class C

Year Ended July 31,						November 3, 1999(a) Through July 31, 2000

2003		2002		2001

$9.01		$10.96		$9.28		$10.00

.01		(.01)		—	(d)	—	(d)
1.12		(1.83)		1.76		(.70)

1.13		(1.84)		1.76		(.70)

—		—		—		—
—		—		(.02)		(.02)
—		(.11)		(.06)		—

—		(.11)		(0.08)		(0.02)

$10.14		$9.01		$10.96		$9.28

12.54%		(16.87)%		19.05%		(7.02)%

$19,116		$17,843		$18,211		$12,845
$17,279		$18,866		$16,051		$12,693

2.35	%(e)	2.35	%(e)	2.40	%(e)	3.11	%(c)
1.35	%(e)	1.35	%(e)	1.40	%(e)	2.11	%(c)
.12	%(e)	(.09	)%(e)	.01	%(e)	(.02	)%(c)

See Notes to Financial Statements.

Strategic Partners Large Capitalization Value Fund	115

Financial Highlights

(Unaudited) Cont’d.

	Strategic Partners Small Capitalization Growth Fund

	Class A

	Six Months Ended January 31, 2004(d)

Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$6.67

Income (loss) from investment operations
Net investment loss	(.06)
Net realized and unrealized gain (loss) on investment transactions	1.20

Total from investment operations	1.14

Less Distributions
Distributions from net realized gains on investments	—

Net asset value, end of period	$7.81

Total Return(b)	17.09%
Ratios/Supplemental Data:
Net assets, end of period (000)	$5,144
Average net assets (000)	$4,780
Ratio to average net assets:
Expenses, including distribution and service (12b-1) fees(g)	1.85	%(c)(e)
Expenses, excluding distribution and service (12b-1) fees	1.60	%(c)(e)
Net investment loss	(1.64	)%(c)(e)
For Class A, B and C shares:
Portfolio turnover rate	107	%(f)

(a)	Commencement of investment operations
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(c)	Annualized
(d)	Calculations are based on average shares outstanding during the period.
(e)	Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios including distribution and service (12b-1) fees would have been 2.36%, 2.76%, 2.38% and 2.42% for the periods ended January 31, 2004, July 31, 2003, July 31, 2002 and July 31, 2001, respectively. The net investment loss ratios would have been (2.15)%, (2.51)%, (2.12)% and (2.08)% for the periods ended January 31, 2004, July 31, 2003, July 31, 2002 and July 31, 2001, respectively.
(f)	Not annualized.
(g)	The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% of the average daily net assets of the Class A shares.

See Notes to Financial Statements.

116	Visit our website at www.strategicpartners.com

Strategic Partners Small Capitalization Growth Fund

Class A

Year Ended July 31,						November 3, 1999(a) Through July 31, 2000(d)

2003		2002(d)		2001(d)

$6.02		$9.36		$12.62		$10.00

(.09)		(.13)		(.19)		(.20)
.74		(3.21)		(2.12)		2.82

.65		(3.34)		(2.31)		2.62

—		—		(.95)		—

$6.67		$6.02		$9.36		$12.62

10.80%		(35.68)%		(18.58)%		26.20%

$4,566		$3,730		$5,887		$4,667
$3,791		$5,059		$5,109		$4,799

1.85	%(e)	1.85	%(e)	2.15	%(e)	2.69	%(c)
1.60	%(e)	1.60	%(e)	1.90	%(e)	2.44	%(c)
(1.60	)%(e)	(1.59	)%(e)	(1.78	)%(e)	(2.10	)%(c)

210%		151%		149%		112	%(f)

See Notes to Financial Statements.

Strategic Partners Small Capitalization Growth Fund	117

Financial Highlights

(Unaudited) Cont’d.

	Strategic Partners Small Capitalization Growth Fund

	Class B

	Six Months Ended January 31, 2004(d)

Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$6.47

Income (loss) from investment operations
Net investment loss	(.08)
Net realized and unrealized gain (loss) on investment transactions	1.16

Total from investment operations	1.08

Less Distributions
Distributions from net realized gains on investments	—

Net asset value, end of period	$7.55

Total Return(b)	16.69%
Ratios/Supplemental Data:
Net assets, end of period (000)	$8,010
Average net assets (000)	$7,296
Ratio to average net assets:
Expenses, including distribution and service (12b-1) fees	2.60	%(c)(e)
Expenses, excluding distribution and service (12b-1) fees	1.60	%(c)(e)
Net investment loss	(2.39	)%(c)(e)

(a)	Commencement of investment operations
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(c)	Annualized
(d)	Calculations are based on average shares outstanding during the period.
(e)	Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios including distribution and service (12b-1) fees would have been 3.11%, 3.51%, 3.13% and 3.17% for the periods ended January 31, 2004, July 31, 2003, July 31, 2002 and July 31, 2001, respectively. The net investment loss ratios would have been (2.90)%, (3.26)%, (2.87)% and (2.79)% for the periods ended January 31, 2004, July 31, 2003, July 31, 2002 and July 31, 2001, respectively.

See Notes to Financial Statements.

118	Visit our website at www.strategicpartners.com

Strategic Partners Small Capitalization Growth Fund

Class B

Year Ended July 31,						November 3, 1999(a) Through July 31, 2000(d)

2003		2002(d)		2001(d)

$5.88		$9.22		$12.54		$10.00

(.13)		(.18)		(.27)		(.19)
.72		(3.16)		(2.10)		2.73

.59		(3.34)		(2.37)		2.54

—		—		(.95)		—

$6.47		$5.88		$9.22		$12.54

10.20%		(36.16)%		(19.29)%		25.40%

$6,444		$6,228		$9,199		$8,568
$5,674		$8,093		$9,243		$5,881

2.60	%(e)	2.60	%(e)	2.90	%(e)	3.44	%(c)
1.60	%(e)	1.60	%(e)	1.90	%(e)	2.44	%(c)
(2.35	)%(e)	(2.34	)%(e)	(2.52	)%(e)	(2.90	)%(c)

See Notes to Financial Statements.

Strategic Partners Small Capitalization Growth Fund	119

Financial Highlights

(Unaudited) Cont’d.

	Strategic Partners Small Capitalization Growth Fund

	Class C

	Six Months Ended January 31, 2004(d)

Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$6.47

Income (loss) from investment operations
Net investment loss	(.08)
Net realized and unrealized gain (loss) on investment transactions	1.16

Total from investment operations	1.08

Less Distributions
Distributions from net realized gains on investments	—

Net asset value, end of period	$7.55

Total Return(b)	16.69%
Ratios/Supplemental Data:
Net assets, end of period (000)	$9,000
Average net assets (000)	$8,291
Ratio to average net assets:
Expenses, including distribution and service (12b-1) fees	2.60	%(c)(e)
Expenses, excluding distribution and service (12b-1) fees	1.60	%(c)(e)
Net investment loss	(2.39	)%(c)(e)

(a)	Commencement of investment operations
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(c)	Annualized
(d)	Calculations are based on average shares outstanding during the period.
(e)	Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios including distribution and service (12b-1) fees would have been 3.11%, 3.51%, 3.13% and 3.17% for the periods ended January 31, 2004, July 31, 2003, July 31, 2002 and July 31, 2001, respectively. The net investment loss ratios would have been (2.90)%, (3.26)%, (2.87)% and (2.78)% for the periods ended January 31, 2004, July 31, 2003, July 31, 2002 and July 31, 2001, respectively.

See Notes to Financial Statements.

120	Visit our website at www.strategicpartners.com

Strategic Partners Small Capitalization Growth Fund

Class C

Year Ended July 31,						November 3, 1999(a) Through July 31, 2000(d)

2003		2002(d)		2001(d)

$5.88		$9.22		$12.54		$10.00

(.13)		(.18)		(.27)		(.23)
.72		(3.16)		(2.10)		2.77

.59		(3.34)		(2.37)		2.54

—		—		(.95)		—

$6.47		$5.88		$9.22		$12.54

10.20%		(36.16)%		(19.29)%		25.40%

$7,424		$6,222		$7,772		$7,659
$5,982		$7,253		$7,782		$6,468

2.60	%(e)	2.60	%(e)	2.90	%(e)	3.44	%(c)
1.60	%(e)	1.60	%(e)	1.90	%(e)	2.44	%(c)
(2.35	)%(e)	(2.34	)%(e)	(2.52	)%(e)	(2.94	)%(c)

See Notes to Financial Statements.

Strategic Partners Small Capitalization Growth Fund	121

Financial Highlights

(Unaudited) Cont’d.

	Strategic Partners Small Capitalization Value Fund

	Class A

	Six Months Ended January 31, 2004(d)

Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$12.19

Income (loss) from investment operations
Net investment loss	(.01)
Net realized and unrealized gain (loss) on investment transactions	3.03

Total from investment operations	3.02

Less Distributions
Distributions from net realized gains on investments	—

Net asset value, end of period	$15.21

Total Return(b)	24.69%
Ratios/Supplemental Data:
Net assets, end of period (000)	$14,162
Average net assets (000)	$12,699
Ratio to average net assets:
Expenses, including distribution and service (12b-1) fees(f)	1.63	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.38	%(c)
Net investment loss	(.19	)%(c)
For Class A, B and C shares:
Portfolio turnover rate	54	%(g)

(a)	Commencement of investment operations
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(c)	Annualized
(d)	Calculations are based on average shares outstanding during the period.
(e)	Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratio including distribution and service (12b-1) fees would have been 2.46% and the net investment loss ratio would have been (.82)% for the fiscal year ended July 31, 2001.
(f)	The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% of the average daily net assets of the Class A shares.
(g)	Not annualized.

See Notes to Financial Statements.

122	Visit our website at www.strategicpartners.com

Strategic Partners Small Capitalization Value Fund

Class A

Year Ended July 31,				November 3, 1999(a) Through July 31, 2000(d)

2003(d)	2002(d)	2001

$11.71	$13.18	$11.08		$10.00

(.09)	(.09)	(.02)		(.11)
2.00	(.51)	2.49		1.19

1.91	(.60)	2.47		1.08

(1.43)	(.87)	(.37)		—

$12.19	$11.71	$13.18		$11.08

18.99%	(4.80)%	22.90%		10.80%

$11,151	$8,637	$7,986		$3,863
$9,198	$8,818	$5,582		$5,083

1.91%	1.86%	1.80	%(e)	3.24	%(c)
1.66%	1.61%	1.55	%(e)	2.99	%(c)
(.82)%	(.66)%	(.16	)%(e)	(1.37	)%(c)

61%	142%	54%		34	%(g)

See Notes to Financial Statements.

Strategic Partners Small Capitalization Value Fund	123

Financial Highlights

(Unaudited) Cont’d.

	Strategic Partners Small Capitalization Value Fund

	Class B

	Six Months Ended January 31, 2004(d)

Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.79

Income (loss) from investment operations
Net investment loss	(.06)
Net realized and unrealized gain (loss) on investment transactions	2.93

Total from investment operations	2.87

Less Distributions
Distributions from net realized gains on investments	—

Net asset value, end of period	$14.66

Total Return(b)	24.34%
Ratios/Supplemental Data:
Net assets, end of period (000)	$20,590
Average net assets (000)	$18,708
Ratio to average net assets:
Expenses, including distribution and service (12b-1) fees(f)	2.38	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.38	%(c)
Net investment loss	(.94	)%(c)

(a)	Commencement of investment operations
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(c)	Annualized
(d)	Calculations are based on average shares outstanding during the period.
(e)	Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratio including distribution and service (12b-1) fees would have been 3.21% and the net investment loss ratio would have been (1.58)% for the fiscal year ended July 31, 2001.

See Notes to Financial Statements.

124	Visit our website at www.strategicpartners.com

Strategic Partners Small Capitalization Value Fund

Class B

Year Ended July 31,				November 3, 1999(a) Through July 31, 2000(d)

2003(d)	2002(d)	2001

$11.46	$13.00	$11.01		$10.00

(.17)	(.18)	(.08)		(.16)
1.93	(.49)	2.44		1.17

1.76	(.67)	2.36		1.01

(1.43)	(.87)	(.37)		—

$11.79	$11.46	$13.00		$11.01

18.01%	(5.44)%	22.03%		10.10%

$16,433	$15,818	$12,888		$5,379
$14,990	$15,328	$8,432		$3,564

2.66%	2.61%	2.55	%(e)	3.99	%(c)
1.66%	1.61%	1.55	%(e)	2.99	%(c)
(1.57)%	(1.41)%	(.92	)%(e)	(2.20	)%(c)

See Notes to Financial Statements.

Strategic Partners Small Capitalization Value Fund	125

Financial Highlights

(Unaudited) Cont’d.

	Strategic Partners Small Capitalization Value Fund

	Class C

	Six Months Ended January 31, 2004(d)

Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.79

Income (loss) from investment operations
Net investment loss	(.06)
Net realized and unrealized gain (loss) on investment transactions	2.93

Total from investment operations	2.87

Less Distributions
Distributions from net realized gains on investments	—

Net asset value, end of period	$14.66

Total Return(b)	24.34%
Ratios/Supplemental Data:
Net assets, end of period (000)	$19,879
Average net assets (000)	$18,810
Ratio to average net assets:
Expenses, including distribution and service (12b-1) fees(f)	2.38	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.38	%(c)
Net investment loss	(.94	)%(c)

(a)	Commencement of investment operations
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(c)	Annualized
(d)	Calculations are based on average shares outstanding during the period.
(e)	Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratio including distribution and service (12b-1) fees would have been 3.21% and the net investment loss ratio would have been (1.58)% for the fiscal year ended July 31, 2001.

See Notes to Financial Statements.

126	Visit our website at www.strategicpartners.com

Strategic Partners Small Capitalization Value Fund

Class C

Year Ended July 31,				November 3, 1999(a) Through July 31, 2000(d)

2003(d)	2002(d)	2001

$11.46	$13.00	$11.01		$10.00

(.17)	(.18)	(.08)		(.17)
1.93	(.49)	2.44		1.18

1.76	(.67)	2.36		1.01

(1.43)	(.87)	(.37)		—

$11.79	$11.46	$13.00		$11.01

18.01%	(5.44)%	22.03%		10.10%

$17,437	$16,896	$8,986		$4,354
$15,880	$13,161	$6,346		$3,776

2.66%	2.61%	2.55	%(e)	3.99	%(c)
1.66%	1.61%	1.55	%(e)	2.99	%(c)
(1.57)%	(1.41)%	(.92	)%(e)	(2.16	)%(c)

See Notes to Financial Statements.

Strategic Partners Small Capitalization Value Fund	127

Financial Highlights

(Unaudited) Cont’d.

	Strategic Partners International Equity Fund

	Class A

	Six Months Ended January 31, 2004(e)

Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$6.89

Income (loss) from investment operations
Net investment income (loss)	(.02)
Net realized and unrealized gain (loss) on investment transactions	1.41

Total from investment operations	1.39

Less Distributions
Dividends from net investment income	(.04)

Net asset value, end of period	$8.24

Total Return(b)	20.25%
Ratios/Supplemental Data:
Net assets, end of period (000)	$4,719
Average net assets (000)	$4,469
Ratio to average net assets:
Expenses, including distribution and service (12b-1) fees(g)	2.00	%(c)(f)
Expenses, excluding distribution and service (12b-1) fees	1.75	%(c)(f)
Net investment income (loss)	(.47	)%(c)(f)
For Class A, B and C shares:
Portfolio turnover rate	19	%(h)

(a)	Commencement of investment operations
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(c)	Annualized
(d)	Less than $.005 per share.
(e)	Calculations are based on average shares outstanding during the period.
(f)	Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios including distribution and service (12b-1) fees would have been 2.57%, 3.13%, 2.85% and 2.76% for the fiscal periods ended January 31, 2004, July 31, 2003, July 31, 2002 and July 31, 2001, respectively. The net investment income/loss ratios would have been (1.29)%, (.30)%, (.88)% and (.90)% for the fiscal periods ending January 31, 2004, July 31, 2003, July 31, 2002 and July 31, 2001, respectively.
(g)	The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% of the average daily net assets of the Class A shares.
(h)	Not annualized.

See Notes to Financial Statements.

128	Visit our website at www.strategicpartners.com

Strategic Partners International Equity Fund

Class A

Year Ended July 31,						November 3, 1999(a) Through July 31, 2000(e)

2003		2002(e)		2001(e)

$6.46		$7.87		$9.95		$10.00

.06		—	(d)	(.01)		(.05)
.37		(1.41)		(2.07)		—	(d)

.43		(1.41)		(2.08)		(.05)

—		—		—		—

$6.89		$6.46		$7.87		$9.95

6.66%		(17.92)%		(20.90)%		(.50)%

$4,184		$3,470		$4,698		$4,689
$3,799		$3,999		$4,634		$4,447

2.00	%(f)	2.00	%(f)	2.00	%(f)	2.89	%(c)
1.75	%(f)	1.75	%(f)	1.75	%(f)	2.64	%(c)
.84	%(f)	(.03	)%(f)	(.09	)%(f)	(.74	)%(c)

48%		75%		40%		40	%(h)

See Notes to Financial Statements.

Strategic Partners International Equity Fund	129

Financial Highlights

(Unaudited) Cont’d.

	Strategic Partners International Equity Fund

	Class B

	Six Months Ended January 31, 2004(e)

Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$6.71

Income (loss) from investment operations
Net investment income (loss)	(.02)
Net realized and unrealized gain (loss) on investment transactions	1.38

Total from investment operations	1.36

Less Distributions
Dividends from net investment income	(.02)

Net asset value, end of period	$8.05

Total Return(b)	19.76%
Ratios/Supplemental Data:
Net assets, end of period (000)	$5,888
Average net assets (000)	$5,627
Ratio to average net assets:
Expenses, including distribution and service (12b-1) fees(g)	2.00	%(c)(f)
Expenses, excluding distribution and service (12b-1) fees	1.75	%(c)(f)
Net investment income (loss)	(.47	)%(c)(f)

(a)	Commencement of investment operations
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(c)	Annualized
(d)	Less than $.005 per share.
(e)	Calculations are based on average shares outstanding during the period.
(f)	Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios including distribution and service (12b-1) fees would have been 2.57%, 3.88%, 3.60% and 3.51% for the fiscal periods ended January 31, 2004, July 31, 2003, July 31, 2002 and July 31, 2001, respectively. The net investment loss ratios would have been (1.29)%, (1.12)%, (1.62)% and (1.64)% for the fiscal periods ending January 31, 2004, July 31, 2003, July 31, 2002 and July 31, 2001, respectively.
(g)	The distributor of the Fund agreed to limit its distribution and service (12b-1) fees to .25 of 1% of the average daily net assets of the Class B shares.

See Notes to Financial Statements.

130	Visit our website at www.strategicpartners.com

Strategic Partners International Equity Fund

Class B

Year Ended July 31,						November 3, 1999(a) Through July 31, 2000(e)

2003		2002(e)		2001(e)

$6.33		$7.77		$9.89		$10.00

—	(d)	(.05)		(.08)		(.11)
.38		(1.39)		(2.04)		—	(d)

.38		(1.44)		(2.12)		(.11)

—		—		—		—

$6.71		$6.33		$7.77		$9.89

6.00%		(18.53)%		(21.44)%		(1.10)%

$5,375		$5,382		$6,670		$7,020
$5,048		$6,052		$7,089		$6,027

2.75	%(f)	2.75	%(f)	2.75	%(f)	3.64	%(c)
1.75	%(f)	1.75	%(f)	1.75	%(f)	2.64	%(c)
.01	%(f)	(.77	)%(f)	(.90	)%(f)	(1.45	)%(c)

See Notes to Financial Statements.

Strategic Partners International Equity Fund	131

Financial Highlights

(Unaudited) Cont’d.

	Strategic Partners International Equity Fund

	Class C

	Six Months Ended January 31, 2004(e)

Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$6.70

Income (loss) from investment operations
Net investment income (loss)	(.02)
Net realized and unrealized gain (loss) on investment transactions	1.39

Total from investment operations	1.37

Less Distributions
Dividends from net investment income	(.02)

Net asset value, end of period	$8.05

Total Return(b)	19.94%
Ratios/Supplemental Data:
Net assets, end of period (000)	$7,355
Average net assets (000)	$7,283
Ratio to average net assets:
Expenses, including distribution and service (12b-1) fees(g)	2.00	%(c)(f)
Expenses, excluding distribution and service (12b-1) fees	1.75	%(c)(f)
Net investment income (loss)	(.47	)%(c)(f)

(a)	Commencement of investment operations
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(c)	Annualized
(d)	Less than $.005 per share.
(e)	Calculations are based on average shares outstanding during the period.
(f)	Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios including distribution and service (12b-1) fees would have been 2.57%, 3.88%, 3.60% and 3.51% for the fiscal periods ended January 31, 2004, July 31, 2003, July 31, 2002 and July 31, 2001, respectively. The net investment loss ratios would have been (1.29)%, (1.13)%, (1.58)% and (1.66)% for the fiscal periods ending January 31, 2004, July 31, 2003, July 31, 2002 and July 31, 2001, respectively.
(g)	The distributor of the Fund agreed to limit its distribution and service (12b-1) fees to .25 of 1% of the average daily net assets of the Class C shares.

See Notes to Financial Statements.

132	Visit our website at www.strategicpartners.com

Strategic Partners International Equity Fund

Class C

Year Ended July 31,						November 3, 1999(a) Through July 31, 2000(e)

2003		2002(e)		2001(e)

$6.33		$7.77		$9.89		$10.00

—	(d)	(.05)		(.08)		(.11)
.37		(1.39)		(2.04)		—	(d)

.37		(1.44)		(2.12)		(.11)

—		—		—		—

$6.70		$6.33		$7.77		$9.89

5.85%		(18.53)%		(21.44)%		(1.10)%

$7,113		$6,800		$7,554		$8,955
$6,731		$7,153		$8,383		$8,717

2.75	%(f)	2.75	%(f)	2.75	%(f)	3.64	%(c)
1.75	%(f)	1.75	%(f)	1.75	%(f)	2.64	%(c)
.02	%(f)	(.72	)%(f)	(.93	)%(f)	(1.50	)%(c)

See Notes to Financial Statements.

Strategic Partners International Equity Fund	133

Financial Highlights

(Unaudited) Cont’d.

	Strategic Partners Total Return Bond Fund

	Class A

	Six Months Ended January 31, 2004

Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.59

Income from investment operations
Net investment income	.14
Net realized and unrealized gain (loss) on investment transactions	.39

Total from investment operations	.53

Less Distributions
Dividends from net investment income	(.21)
Distributions in excess of net investment income	—
Distributions from net realized gains on investments	(.36)

Total distributions	(.57)

Net asset value, end of period	$10.55

Total Return(b)	5.25%
Ratios/Supplemental Data:
Net assets, end of period (000)	$24,638
Average net assets (000)	$23,362
Ratio to average net assets:
Expenses, including distribution and service (12b-1) fees(g)	1.05	%(e)
Expenses, excluding distribution and service (12b-1) fees	.80	%(e)
Net investment income	2.54	%(e)
For Class A, B and C shares:
Portfolio turnover rate	122	%(h)

(a)	Commencement of investment operations
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(c)	Annualized
(d)	Less than $.005 per share.
(e)	Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios including distribution and service (12b-1) fees would have been 1.21%, 1.10%, 1.22% and 1.36% for the periods ended January 31, 2004, July 31, 2003, July 31, 2002 and July 31, 2001, respectively. The net investment income ratios would have been 2.70%, 2.85%, 3.15% and 4.15% for the periods ending January 31, 2004, July 31, 2003, July 31, 2002 and July 31, 2001, respectively.
(g)	The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% of the average daily net assets of the Class A shares.
(h)	Not annualized.

See Notes to Financial Statements.

134	Visit our website at www.strategicpartners.com

Strategic Partners Total Return Bond Fund

Class A

Year Ended July 31,						November 3, 1999(a) Through July 31, 2000

2003		2002		2001

$10.35		$10.43		$9.99		$10.00

.34		.35		.53		.33
.45		.19		.54		—	(d)

.79		.54		1.07		.33

(.32)		(.36)		(.53)		(.33)
—		—		—		(.01)
(.23)		(.26)		(.10)		—

(.55)		(.62)		(.63)		(.34)

$10.59		$10.35		$10.43		$9.99

7.67%		5.31%		11.11%		3.32%

$22,142		$20,796		$15,205		$9,875
$22,632		$17,564		$10,677		$11,760

1.05	%(e)	1.05	%(e)	1.05	%(e)	1.96	%(c)
.80	%(e)	.80	%(e)	.80	%(e)	1.71	%(c)
2.90	%(e)	3.32	%(e)	5.07	%(e)	4.66	%(c)

572%		530%		638%		423	%(h)

See Notes to Financial Statements.

Strategic Partners Total Return Bond Fund	135

Financial Highlights

(Unaudited) Cont’d.

	Strategic Partners Total Return Bond Fund

	Class B

	Six Months Ended January 31, 2004

Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.59

Income from investment operations
Net investment income	.11
Net realized and unrealized gain (loss) on investment transactions	.39

Total from investment operations	.50

Less Distributions
Dividends from net investment income	(.18)
Distributions in excess of net investment income	—
Distributions from net realized gains on investments	(.36)

Total distributions	(.54)

Net asset value, end of period	$10.55

Total Return(b)	4.99%
Ratios/Supplemental Data:
Net assets, end of period (000)	$57,937
Average net assets (000)	$61,574
Ratio to average net assets:
Expenses, including distribution and service (12b-1) fees(g)	1.55	%(e)
Expenses, excluding distribution and service (12b-1) fees	.80	%(e)
Net investment income	2.07	%(e)

(a)	Commencement of investment operations
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(c)	Annualized
(d)	Less than $.005 per share.
(e)	Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios including distribution and service (12b-1) fees would have been 1.71%, 1.60%, 1.72% and 1.86% for the periods ended January 31, 2004, July 31, 2003, July 31, 2002 and July 31, 2001, respectively. The net investment income ratios would have been 2.23%, 2.35%, 2.63% and 4.26% for the periods ending January 31, 2004, July 31, 2003, July 31, 2002 and July 31, 2001, respectively.

See Notes to Financial Statements.

136	Visit our website at www.strategicpartners.com

Strategic Partners Total Return Bond Fund

Class B

Year Ended July 31,						November 3, 1999(a) Through July 31, 2000

2003		2002		2001

$10.35		$10.43		$9.99		$10.00

.29		.31		.48		.29
.45		.18		.54		—	(d)

.74		.49		1.02		.29

(.27)		(.31)		(.48)		(.29)
—		—		—		(.01)
(.23)		(.26)		(.10)		—

(.50)		(.57)		(.58)		(.30)

$10.59		$10.35		$10.43		$9.99

7.14%		4.79%		10.57%		2.95%

$64,845		$52,250		$25,376		$9,739
$62,440		$36,575		$16,257		$7,304

1.55	%(e)	1.55	%(e)	1.55	%(e)	2.46	%(c)
.80	%(e)	.80	%(e)	.80	%(e)	1.71	%(c)
2.40	%(e)	2.79	%(e)	4.57	%(e)	4.23	%(c)

See Notes to Financial Statements.

Strategic Partners Total Return Bond Fund	137

Financial Highlights

(Unaudited) Cont’d.

	Strategic Partners Total Return Bond Fund

	Class C

	Six Months Ended January 31, 2004

Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.59

Income from investment operations
Net investment income	.11
Net realized and unrealized gain (loss) on investment transactions	.39

Total from investment operations	.50

Less Distributions
Dividends from net investment income	(.18)
Distributions in excess of net investment income	—
Distributions from net realized gains on investments	(.36)

Total distributions	(.54)

Net asset value, end of period	$10.55

Total Return(b)	4.98%
Ratios/Supplemental Data:
Net assets, end of period (000)	$35,845
Average net assets (000)	$39,041
Ratio to average net assets:
Expenses, including distribution and service (12b-1) fees(g)	1.55	%(e)
Expenses, excluding distribution and service (12b-1) fees	.80	%(e)
Net investment income	2.07	%(e)

(a)	Commencement of investment operations
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(c)	Annualized
(d)	Less than $.005 per share.
(e)	Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios including distribution and service (12b-1) fees would have been 1.71%, 1.60%, 1.72% and 1.86% for the periods ended January 31, 2004, July 31, 2003, July 31, 2002 and July 31, 2001, respectively. The net investment income ratios would have been 2.23%, 2.35%, 2.60% and 4.25% for the periods ending January 31, 2004, July 31, 2003, July 31, 2002 and July 31, 2001, respectively.

See Notes to Financial Statements.

138	Visit our website at www.strategicpartners.com

Strategic Partners Total Return Bond Fund

Class C

Year Ended July 31,						November 3, 1999(a) Through July 31, 2000

2003		2002		2001

$10.35		$10.43		$9.99		$10.00

.29		.31		.48		.29
.45		.18		.54		—	(d)

.74		0.49		1.02		.29

(.27)		(.31)		(.48)		(.29)
—		—		—		(.01)
(.23)		(.26)		(.10)		—

(.50)		(.57)		(.58)		(.30)

$10.59		$10.35		$10.43		$9.99

7.14%		4.79%		10.57%		2.95%

$43,274		$38,503		$14,059		$5,849
$44,100		$23,935		$7,938		$6,393

1.55	%(e)	1.55	%(e)	1.55	%(e)	2.46	%(c)
.80	%(e)	.80	%(e)	.80	%(e)	1.71	%(c)
2.40	%(e)	2.77	%(e)	4.56	%(e)	4.16	%(c)

See Notes to Financial Statements.

Strategic Partners Total Return Bond Fund	139

Supplemental Proxy Information

(Unaudited)

A Special Meeting of Shareholders of the Trust was held on July 17, 2003, and adjourned to August 21, 2003, and adjourned to September 12, 2003, and further adjourned to October 10, 2003. The voting results shown below relating to the election of Trustees should replace the results provided in the Annual Report to Shareholders dated July 31, 2003. The corrected figures do not change the outcome of the voting with respect to each Trustee. At such meetings the shareholders approved the following proposals:

1)	To approve the election of ten (10) directors to the Board of Trustees, as follows:

Trustee	Votes For	Votes Against	Votes Witheld	Abstentions
David E. A. Carson	25,395,281	—	757,146	—
Robert E. La Blanc	25,389,887	—	762,471	—
Robert F. Gunia	25,402,851	—	749,576	—
Douglas H. McCorkindale	25,397,189	—	755,238	—
Stephen P. Munn†	25,397,850	—	754,577	—
Richard A. Redeker	25,406,014	—	746,413	—
Judy A. Rice	25,400,848	—	751,579	—
Robin B. Smith	25,404,578	—	747,849	—
Stephen Stoneburn	25,398,856	—	753,571	—
Clay T. Whitehead	25,398,252	—	754,175	—

4a)	To approve changes to the fundamental investment restrictions or policies, relating to: fund diversification.

Votes For	Votes Against	Abstentions
16,445,304	756,670	598,720

4b)	To approve changes to fundamental investment restrictions or policies , relating to: issuing senior securities, borrowing money or pledging assets.

Votes For	Votes Against	Abstentions
16,301,243	885,218	614,232

140	Visit our website at www.strategicpartners.com

Supplemental Proxy Information

(Unaudited) Cont’d.

4c)	To approve changes to fundamental investment restrictions or policies, relating to: buying and selling real estate.

Votes For	Votes Against	Abstentions
16,313,438	870,690	616,564

4d)	To approve changes to fundamental investment restrictions or policies, relating to: buying and selling commodities and commodity contracts.

Votes For	Votes Against	Abstentions
16,264,330	925,933	610,431

4e)	To approve changes to fundamental investment restrictions or policies, relating to: fund concentration.

Votes For	Votes Against	Abstentions
16,322,644	841,538	636,511

4f)	To approve changes to fundamental investment restrictions or policies, relating to: making loans.

Votes For	Votes Against	Abstentions
16,257,559	903,779	639,355

4g)	To approve changes to fundamental investment restrictions and policies, relating to: other investment restrictions, including investing in securities of other investment companies.

Votes For	Votes Against	Abstentions
16,282,718	881,644	636,331

Strategic Partners Style Specific Funds	141

Supplemental Proxy Information

(Unaudited) Cont’d.

5)	To approve amendments to the Company's Declaration of Trust.

Votes For	Votes Against	Abstentions
16,308,722	834,730	657,241

†	Mr Munn ceased being a director effective November 30, 2003.

142	Visit our website at www.strategicpartners.com

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.strategicpartners.com

PROXY VOTING
The Board of Trustees of the Funds has delegated to the Funds’ investment manager the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Funds. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the SEC’s website at http://www.sec.gov.

TRUSTEES
David E.A. Carson•Robert F. Gunia•Robert E. La Blanc•Douglas H. McCorkindale•Richard A. Redeker•Judy A. Rice•Robin B. Smith•Stephen D. Stoneburn•Clay T. Whitehead

OFFICERS
Judy A. Rice, President•Robert F. Gunia, Vice President•Grace C. Torres, Treasurer and Principal
Financial and Accounting Officer•Marguerite E.H. Morrison, Chief Legal Officer and Assistant Secretary•
Lori E. Bostrom, Secretary•Maryanne Ryan, Anti-Money Laundering Compliance Officer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT ADVISERS	Columbus Circle Investors LLC	Metro Center One Station Plaza Stamford, CT 06902

	EARNEST Partners, LLC	75 14th Street, Suite 2300 Atlanta, GA 30309

	Hotchkis and Wiley Capital Management, LLC	725 S. Figueroa Street Suite 3900 Los Angeles, CA 90017

	J.P. Morgan Investment Management, Inc.	522 Fifth Avenue New York, NY 10036

	Lazard Asset Management LLC	30 Rockefeller Plaza New York, NY 10020

	NFJ Investment Group L.P.	2121 San Jacinto Suite 1840 Dallas, TX 75201

	Oak Associates, Ltd.	3875 Embassy Parkway Suite 250 Akron, OH 44333

	Pacific Investment Management Company LLC	840 Newport Center Drive Newport Beach, CA 92660

	RS Investment Management, L.P.	388 Market Street Suite 1700 San Francisco, CA 94111

	Westcap Investors, LLC	11111 Santa Monica Boulevard Suite 820 Los Angeles, CA 90025

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 14th Floor 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 8098 Philadelphia, PA 19101

INDEPENDENT AUDITORS	KPMG LLP	757 Third Avenue New York, NY 10017

FUND COUNSEL	Shearman & Sterling LLP	599 Lexington Avenue New York, NY 10022

STRATEGIC PARTNERS STYLE SPECIFIC FUNDS
	Class A NASDAQ	CUSIP	Class B NASDAQ	CUSIP	Class C NASDAQ	CUSIP

Large Capitalization Growth	TBDAX	862934106	TBDBX	862934205	TBDCX	862934304
Large Capitalization Value	PLVAX	862934403	TLCBX	862934502	TLCCX	862934601

Small Capitalization Growth	PCZAX	862934700	PCZBX	862934809	PCZCX	862934882
Small Capitalization Value	PZVAX	862934874	PZVBX	862934866	PZVCX	862934858

International Equity	N/A	862934841	PPEBX	862934833	PPECX	862934825
Total Return Bond	TATRX	862934817	TBTRX	862934791	PTRCX	862934783

The views expressed in this report and information about the Funds’ portfolio holdings are for the period covered by this report and are subject to change thereafter. The accompanying financial statements as of January 31, 2004 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

STRATEGIC PARTNERS STYLE SPECIFIC FUNDS
	Class A		Class B		Class C
	NASDAQ	CUSIP	NASDAQ	CUSIP	NASDAQ	CUSIP

Large Capitalization Growth	TBDAX	862934106	TBDBX	862934205	TBDCX	862934304
Large Capitalization Value	PLVAX	862934403	TLCBX	862934502	TLCCX	862934601

Small Capitalization Growth	PCZAX	862934700	PCZBX	862934809	PCZCX	862934882
Small Capitalization Value	PZVAX	862934874	PZVBX	862934866	PZVCX	862934858

International Equity	N/A	862934841	PPEBX	862934833	PPECX	862934825
Total Return Bond	TATRX	862934817	TBTRX	862934791	PTRCX	862934783

MFSP503E2    IFS-A089095    Ed. 03/2004

Item 2 –	Code of Ethics – – Not required as this is not an annual filing.

Item 3 –	Audit Committee Financial Expert – Not applicable with semi-annual filing

Item 4 –	Principal Accountant Fees and Services — Not required in this filing.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Reserved

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not required in this filing

Item 8 –	Reserved

Item 9 –	Submission of Matters to a Vote of Security Holders: None.

Item 10 –	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 11 –	Exhibits

(a)	Code of Ethics – not applicable with semi-annual filing

(b)	Certifications pursuant to Section 302 and 906 of the Sarbanes-Oxley Act – Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Strategic Partners Style Specific Funds

By (Signature and Title)*	/s/ Lori E. Bostrom

Lori E. Bostrom Secretary

Date	March 26, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice

Judy A. Rice President and Principal Executive Officer

Date	March 26, 2004

By (Signature and Title)*	/s/ Grace C. Torres

Grace C. Torres Treasurer and Principal Financial Officer

Date	March 26, 2004

*	Print the name and title of each signing officer under his or her signature.